UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund

Parametric Tax-Managed Emerging Markets Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	191,900	$1,961,218
Arcos Dorados Holdings, Inc., Class A	500,800	2,468,944
Banco Macro SA, Class B	130,676	1,037,076
Banco Macro SA, Class B ADR	6,100	348,920
BBVA Banco Frances SA	76,594	708,238
BBVA Banco Frances SA ADR	6,799	138,836
Cresud SA ADR(1)	47,360	651,674
Grupo Financiero Galicia SA, Class B ADR	67,900	1,571,885
IRSA Inversiones y Representaciones SA	119,544	318,730
IRSA Inversiones y Representaciones SA ADR	9,600	189,216
Ledesma SAAI	259,501	245,840
MercadoLibre, Inc.	35,600	4,361,712
Molinos Rio de la Plata SA, Class B(1)	93,310	444,636
Pampa Energia SA ADR(1)	179,000	3,162,930
Petrobras Energia SA ADR	167,793	1,146,026
Siderar SAIC	2,005,200	1,769,963
Telecom Argentina SA ADR	142,000	3,224,820
Telecom Argentina SA, Class B	229,824	1,434,118
Transportadora de Gas del Sur SA	252,923	364,434
Transportadora de Gas del Sur SA ADR	73,736	393,013
YPF SA ADR	101,600	2,788,920

		$28,731,149

Bahrain — 0.6%
Ahli United Bank BSC	15,257,608	$12,366,754
Al-Salam Bank	21,545,754	6,248,961
Gulf Finance House EC(1)	26,104,848	1,401,669
Ithmaar Bank BSC(1)	16,428,969	2,338,677

		$22,356,061

Bangladesh — 0.8%
Aftab Automobiles, Ltd.	378,354	$271,963
Al-Arafah Islami Bank, Ltd.	3,219,220	506,033
Bangladesh Building Systems, Ltd.	526,800	294,533
Bangladesh Export Import Co., Ltd.(1)	4,670,725	1,934,660
Beximco Pharmaceuticals, Ltd.	1,087,222	794,391
British American Tobacco Bangladesh Co., Ltd.	27,950	1,140,199
BSRM Steels, Ltd.	1,250,000	1,158,277
City Bank, Ltd. (The)(1)	3,467,280	748,286
Grameenphone, Ltd.	943,200	4,330,128
Heidelberger Cement Bangladesh, Ltd.	103,700	603,691
Islami Bank Bangladesh, Ltd.	2,422,550	639,000
Jamuna Oil Co., Ltd.	212,850	582,303
Khulna Power Co., Ltd.	1,208,340	1,003,335
Lankabangla Finance, Ltd.	1,809,885	735,289
Malek Spinning Mills, Ltd.	1,020,000	229,396
Meghna Petroleum, Ltd.	210,100	551,475
National Bank, Ltd.(1)	7,923,850	1,030,444
Olympic Industries, Ltd.	278,775	800,586
Padma Oil Co., Ltd.	175,100	561,918

Security	Shares	Value
People’s Leasing and Financial Services, Ltd.(1)	604,890	$127,822
Pubali Bank, Ltd.	1,779,933	448,714
Social Islami Bank, Ltd.	2,453,500	416,633
Southeast Bank, Ltd.	1,909,500	392,419
Square Pharmaceuticals, Ltd.	1,280,553	4,343,534
Summit Power, Ltd.(1)	1,315,715	602,905
Titas Gas Transmission & Distribution Co., Ltd.	1,857,500	1,728,759
United Airways Bangladesh, Ltd.(1)	8,470,123	860,522
United Commercial Bank, Ltd.	6,014,400	1,611,115

		$28,448,330

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$525,811
Botswana Insurance Holdings, Ltd.	801,726	985,957
First National Bank of Botswana, Ltd.	7,511,600	2,829,243
Letshego Holdings, Ltd.	16,310,999	3,948,512
Sechaba Breweries, Ltd.	1,086,400	3,128,384
Sefalana Holding Co.	991,000	1,095,173
Standard Chartered Bank Botswana, Ltd.	850,790	1,058,425

		$13,571,505

Brazil — 5.4%
AES Tiete SA, PFC Shares	147,816	$796,615
All America Latina Logistica SA	501,200	623,448
AMBEV SA	1,984,125	11,470,009
B2W Cia Digital(1)	118,400	740,104
Banco Bradesco SA ADR, PFC Shares	282,514	2,621,726
Banco Bradesco SA, PFC Shares	1,093,195	10,162,804
Banco do Brasil SA	547,199	3,927,975
BM&F Bovespa SA	962,500	3,365,606
Bombril SA, PFC Shares	39,000	26,395
BR Malls Participacoes SA	271,000	1,438,405
BR Properties SA	172,100	704,782
Bradespar SA, PFC Shares	77,600	257,487
Braskem SA, PFC Shares	61,000	210,243
BRF-Brasil Foods SA	252,966	5,017,232
BRF-Brasil Foods SA ADR	25,600	506,368
Centrais Eletricas Brasileiras SA, PFC Shares	371,182	790,850
CETIP SA - Mercados Organizados	155,700	1,553,805
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	426,426
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	931,714
Cia de Concessoes Rodoviarias SA (CCR)	954,100	4,872,814
Cia de Saneamento Basico do Estado de Sao Paulo	227,200	1,260,739
Cia de Saneamento Basico do Estado de Sao Paulo ADR	191,000	1,035,220
Cia de Saneamento de Minas Gerais-COPASA	64,400	373,298
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	40,663	509,633
Cia Energetica de Minas Gerais SA, PFC Shares	871,753	3,501,707
Cia Energetica de Sao Paulo, Class B, PFC Shares	244,800	1,814,782
Cia Hering	178,100	915,179
Cia Paranaense de Energia-Copel, PFC Shares	104,300	1,099,684
Cia Siderurgica Nacional SA	253,400	431,127
Cia Siderurgica Nacional SA ADR	62,200	104,496
Cielo SA	1,220,300	17,469,727
Contax Participacoes SA, PFC Shares	151,000	61,979
Cosan Logistica SA(1)	52,100	43,586
Cosan SA Industria e Comercio	52,100	455,286
CPFL Energia SA	365,100	2,340,539
Cyrela Brazil Realty SA	299,624	1,243,915
Duratex SA	168,483	459,276

Security	Shares	Value
EcoRodovias Infraestrutura e Logistica SA	165,800	$467,028
EDP-Energias do Brasil SA	240,700	780,575
Eletropaulo Metropolitana SA, Class B, PFC Shares	148,868	455,250
Embraer SA	605,132	4,654,789
Embraer SA ADR	26,152	804,174
Equatorial Energia SA	170,800	1,672,385
Estacio Participacoes SA	307,900	1,788,619
Even Construtora e Incorporadora SA	443,900	614,760
Ez Tec Empreendimentos e Participacoes SA	86,400	546,303
Fibria Celulose SA(1)	24,585	348,183
Fibria Celulose SA ADR(1)	54,900	775,737
Gafisa SA	784,400	528,414
Gerdau SA ADR	170,900	546,880
Gerdau SA, PFC Shares	274,200	872,890
Gol Linhas Aereas Inteligentes SA, PFC Shares	187,000	458,191
Hypermarcas SA(1)	213,700	1,319,074
Iochpe-Maxion SA	78,100	245,932
Itau Unibanco Holding SA ADR, PFC Shares	136,342	1,507,943
Itau Unibanco Holding SA, PFC Shares	1,040,732	11,514,232
Itausa-Investimentos Itau SA, PFC Shares	2,042,994	6,388,457
JBS SA	444,227	1,976,476
Klabin SA, PFC Shares	981,500	1,119,412
Kroton Educacional SA	1,151,932	3,713,989
Light SA	83,200	375,391
Localiza Rent a Car SA	148,725	1,691,566
Lojas Americanas SA, PFC Shares	587,942	3,030,391
Lojas Renner SA	115,100	3,273,888
Marcopolo SA, PFC Shares	775,200	561,079
Metalurgica Gerdau SA, PFC Shares	110,200	373,255
MRV Engenharia e Participacoes SA	365,300	919,102
Multiplus SA	55,500	568,990
Natura Cosmeticos SA	104,400	879,936
Odontoprev SA	421,100	1,434,211
Oi SA ADR(1)	11,165	17,194
Oi SA, PFC Shares(1)	1,114,184	1,790,906
PDG Realty SA Empreendimentos e Participacoes(1)	2,879,100	451,050
Petroleo Brasileiro SA	275,200	826,061
Petroleo Brasileiro SA ADR	501,900	3,056,571
Petroleo Brasileiro SA, PFC Shares	3,369,800	10,273,426
Prumo Logistica SA(1)	1,122,100	91,412
Qualicorp SA(1)	397,100	2,836,828
Randon Participacoes SA, PFC Shares	211,812	217,682
Souza Cruz SA	198,800	1,582,153
Suzano Papel e Celulose SA, PFC Shares	150,500	697,434
Telefonica Brasil SA ADR	178,100	2,723,149
Telefonica Brasil SA, PFC Shares	370,805	5,748,753
Tim Participacoes SA	1,629,844	5,433,579
Totvs SA	185,500	2,121,461
Tractebel Energia SA	222,400	2,459,846
Transmissora Alianca de Energia Electrica SA	78,100	512,420
Ultrapar Participacoes SA	229,248	4,656,718
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	395,900	616,510
Vale SA ADR, PFC Shares	337,600	1,637,360
Vale SA, PFC Shares	1,763,092	8,534,966
Weg SA	288,510	2,874,659

		$198,932,621

Security	Shares	Value
Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$65,292
Bulgartabak Holding(1)	3,450	87,260
CB First Investment Bank AD(1)	54,000	86,723
Chimimport AD(1)	825,588	841,119
Corporate Commercial Bank AD(1)	19,900	5,470
Industrial Holding Bulgaria PLC(1)	576,865	358,113
Olovno Tzinkov Komplex AD(1)(2)	33,800	0
Petrol AD(1)	76,205	46,183
Sopharma AD	303,500	568,549

		$2,058,709

Chile — 3.1%
AES Gener SA	2,989,659	$1,603,740
Aguas Andinas SA, Series A	3,986,694	2,349,245
Almendral SA	7,092,000	532,610
Antarchile SA, Series A	114,800	1,398,924
Banco de Chile	47,499,753	5,316,626
Banco de Chile ADR	20,591	1,380,832
Banco de Credito e Inversiones	78,597	3,498,794
Banco Santander Chile SA ADR	269,549	5,843,822
Banmedica SA	286,194	522,436
Besalco SA	823,600	424,658
Bupa Chile SA, PFC Shares	544,215	456,635
Cap SA	186,746	628,567
Cencosud SA	2,695,001	6,386,872
Cia Cervecerias Unidas SA ADR	142,500	2,958,300
Cia Sud Americana de Vapores SA(1)	10,829,733	422,264
Colbun SA	9,437,809	2,783,738
Corpbanca SA	222,749,200	2,361,249
Corpbanca SA ADR	56,666	904,956
E.CL SA	253,400	397,649
Embotelladora Andina SA, Series A ADR	25,100	317,264
Embotelladora Andina SA, Series A, PFC Shares	202,478	437,703
Embotelladora Andina SA, Series B ADR	49,672	747,564
Empresa Nacional de Electricidad SA ADR	134,059	6,039,358
Empresa Nacional de Telecomunicaciones SA	323,187	3,281,551
Empresas CMPC SA	2,309,849	6,341,451
Empresas Copec SA	1,098,567	12,723,675
Enersis SA	9,328,000	3,047,246
Enersis SA ADR	266,371	4,331,192
Forus SA	64,662	266,569
Inversiones Aguas Metropolitanas SA	687,000	1,105,691
Latam Airlines Group SA(1)	181,573	1,490,381
Latam Airlines Group SA ADR(1)	300,348	2,420,805
Latam Airlines Group SA BDR(1)	29,520	263,609
Masisa SA	5,792,050	184,752
Parque Arauco SA	1,452,200	2,785,108
Quinenco SA	490,001	1,004,326
Ripley Corp. SA	1,626,000	783,709
S.A.C.I. Falabella	1,591,442	12,178,545
Salfacorp SA	1,303,900	993,845
Sigdo Koppers SA	879,641	1,295,868
Sociedad Matriz SAAM SA	6,677,681	534,642
Sociedad Quimica y Minera de Chile SA, Series A	20,950	469,656
Sociedad Quimica y Minera de Chile SA, Series B ADR	196,100	3,578,825
Sonda SA	2,937,360	6,937,720
Vina Concha y Toro SA	146,373	301,207
Vina Concha y Toro SA ADR	26,701	1,102,217

		$115,136,396

Security	Shares	Value
China — 9.5%
Agile Property Holdings, Ltd.	486,000	$292,725
Agricultural Bank of China, Ltd., Class H	7,024,000	3,468,471
Air China, Ltd., Class H	1,770,000	1,805,829
Aluminum Corp. of China, Ltd., Class H(1)	2,306,000	1,144,610
Angang Steel Co., Ltd., Class H	1,148,000	843,330
Anhui Conch Cement Co., Ltd., Class H	1,014,000	3,829,114
ANTA Sports Products, Ltd.	887,000	1,617,411
Baidu, Inc. ADR(1)	39,900	8,315,160
Bank of China, Ltd., Class H	10,281,000	5,929,928
Bank of Communications, Ltd., Class H	2,201,300	1,891,901
BBMG Corp., Class H	1,134,500	1,043,797
Beijing Capital International Airport Co., Ltd., Class H	596,000	585,098
Beijing Enterprises Holdings, Ltd.	223,500	1,761,660
Beijing Enterprises Water Group, Ltd.(1)	916,000	625,244
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	606,663
BYD Co., Ltd., Class H	575,000	2,947,817
China Agri-Industries Holdings, Ltd.	2,380,000	921,953
China Bluechemical, Ltd., Class H	1,348,000	517,917
China Cinda Asset Management, Co., Ltd., Class H(1)	3,202,000	1,585,926
China CITIC Bank Corp., Ltd., Class H	2,727,000	2,052,353
China Coal Energy Co., Ltd., Class H	2,861,000	1,582,092
China Communications Construction Co., Ltd., Class H	1,677,000	2,358,650
China Communications Services Corp., Ltd., Class H	2,166,000	960,780
China Construction Bank Corp., Class H	10,778,580	8,932,187
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	1,434,052
China Dongxiang (Group) Co., Ltd.	3,981,000	718,603
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	914,041
China Everbright International, Ltd.	1,156,000	1,911,954
China Everbright, Ltd.	456,000	1,191,379
China Gas Holdings, Ltd.	546,000	896,216
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	467,096
China International Marine Containers Co., Ltd., Class B	413,812	903,163
China Life Insurance Co., Ltd., Class H	654,000	2,870,589
China Longyuan Power Group Corp., Ltd., Class H	2,413,000	2,628,873
China Mengniu Dairy Co., Ltd.	800,000	4,240,635
China Merchants Bank Co., Ltd., Class H	1,204,500	2,937,848
China Merchants Holdings (International) Co., Ltd.	790,000	3,116,252
China Merchants Property Development Co., Ltd., Class B	882,981	2,609,252
China Minsheng Banking Corp., Ltd., Class H	2,229,600	2,716,096
China Mobile, Ltd.	3,018,900	39,265,725
China National Building Material Co., Ltd., Class H	2,156,000	2,144,762
China Oilfield Services, Ltd., Class H	756,000	1,254,940
China Overseas Land & Investment, Ltd.	1,148,360	3,686,302
China Pacific Insurance (Group) Co., Ltd., Class H	532,000	2,520,248
China Petroleum & Chemical Corp., Class H	12,211,800	9,731,741
China Pharmaceutical Group, Ltd.	2,036,000	1,720,131
China Railway Construction Corp., Ltd., Class H	947,500	1,410,110
China Railway Group, Ltd., Class H	2,265,000	2,313,696
China Resources Enterprise, Ltd.	688,000	1,348,925
China Resources Land, Ltd.	655,111	1,855,705
China Resources Power Holdings Co., Ltd.	1,443,000	3,615,159
China Shenhua Energy Co., Ltd., Class H	1,654,500	4,215,869
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	1,202,491
China Shipping Development Co., Ltd., Class H(1)	1,778,000	1,304,722
China Southern Airlines Co., Ltd., Class H	2,064,500	1,491,384
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	948,480
China Telecom Corp., Ltd., Class H	8,226,000	5,258,975

Security	Shares	Value
China Travel International Investment Hong Kong, Ltd.	1,660,000	$540,543
China Unicom (Hong Kong), Ltd.	2,590,290	3,943,180
China Vanke Co., Ltd., Class H(1)	1,106,117	2,604,351
China Yurun Food Group, Ltd.(1)	926,000	269,941
Chongqing Changan Automobile Co., Ltd., Class B(2)	1,301,443	3,553,823
CITIC, Ltd.	628,000	1,073,255
CNOOC, Ltd.	7,777,500	10,956,551
Cosco Pacific, Ltd.	1,128,000	1,471,742
Country Garden Holdings Co., Ltd.	1,582,000	638,080
Ctrip.com International, Ltd. ADR(1)	81,800	4,795,116
Datang International Power Generation Co., Ltd., Class H	3,276,000	1,679,631
Dazhong Transportation Group Co., Ltd., Class B	633,875	582,081
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,791,322
Golden Eagle Retail Group, Ltd.	516,000	629,650
Great Wall Motor Co., Ltd., Class H	836,750	5,898,788
Guangdong Investment, Ltd.	2,088,000	2,748,921
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	1,668,146
Guangzhou R&F Properties Co., Ltd., Class H	670,400	689,777
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	482,819
Hengan International Group Co., Ltd.	248,000	2,985,130
Huaneng Power International, Inc., Class H	3,084,000	3,654,826
Industrial & Commercial Bank of China, Ltd., Class H	11,288,000	8,334,931
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	356,984
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	624,913
Jiangsu Expressway Co., Ltd., Class H	796,000	1,077,090
Jiangxi Copper Co., Ltd., Class H	1,055,000	1,955,379
Kingboard Chemical Holdings, Ltd.	421,200	666,573
Kunlun Energy Co., Ltd.	1,678,000	1,629,770
Lee & Man Paper Manufacturing, Ltd.	876,000	423,694
Lenovo Group, Ltd.	2,596,000	3,776,228
Li Ning Co., Ltd.(1)	1,892,312	1,075,638
Lonking Holdings, Ltd.	2,438,000	497,484
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	399,853
Mindray Medical International, Ltd. ADR	83,200	2,275,520
NetEase.com, Inc. ADR	22,000	2,316,600
New Oriental Education & Technology Group, Inc. ADR(1)	181,200	4,017,204
Nine Dragons Paper Holdings, Ltd.	1,412,000	882,932
Parkson Retail Group, Ltd.	1,024,000	221,901
PetroChina Co., Ltd., Class H	10,100,300	11,203,299
PICC Property & Casualty Co., Ltd., Class H	1,168,000	2,303,021
Ping An Insurance (Group) Co. of China, Ltd., Class H	317,000	3,813,133
Poly Property Group Co., Ltd.	970,000	471,492
Qingling Motors Co., Ltd., Class H	1,448,966	528,881
Semiconductor Manufacturing International Corp.(1)	12,412,000	1,205,608
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,510,706
Shanghai Diesel Engine Co., Ltd., Class B	854,400	672,552
Shanghai Electric Group Co., Ltd., Class H	1,644,000	1,085,745
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	380,939
Shanghai Industrial Holdings, Ltd.	291,000	895,125
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	1,196,052
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	517,040
Shimao Property Holdings, Ltd.	532,000	1,116,294
Sihuan Pharmaceutical Holdings Group, Ltd.	5,255,000	2,989,242
SINA Corp.(1)	25,700	826,512
Sino Biopharmaceutical, Ltd.	2,360,000	2,396,697
Sino-Ocean Land Holdings, Ltd.	1,370,500	827,293
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,136,000	1,164,940
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	4,801,500	2,095,509

Security	Shares	Value
Sinopharm Group Co., Ltd., Class H	975,600	$3,966,227
Sohu.com, Inc.(1)	8,700	463,971
Tencent Holdings, Ltd.	1,571,000	29,853,406
Tingyi (Cayman Islands) Holding Corp.	1,184,000	2,546,101
Travelsky Technology, Ltd., Class H	1,218,000	1,398,949
Tsingtao Brewery Co., Ltd., Class H	874,000	5,849,283
Want Want China Holdings, Ltd.	3,531,000	3,743,880
Weichai Power Co., Ltd., Class H	226,800	874,432
Wumart Stores, Inc., Class H	832,000	604,552
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,518,825
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	482,322
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,265,442
Zhejiang Expressway Co., Ltd., Class H	870,000	1,158,337
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	1,883,277
Zijin Mining Group Co., Ltd., Class H	3,148,000	996,702
ZTE Corp., Class H	590,616	1,361,042

		$349,823,225

Colombia — 1.5%
Almacenes Exito SA	569,955	$5,480,336
Banco Davivienda SA, PFC Shares	190,600	1,854,685
Banco de Bogota	69,328	1,471,887
Bancolombia SA	86,292	813,136
Bancolombia SA ADR, PFC Shares	127,200	5,002,776
Bolsa de Valores de Colombia	85,691,900	586,660
Celsia SA ESP	833,260	1,547,941
Cementos Argos SA	509,458	1,671,414
Cementos Argos SA, PFC Shares	190,626	612,936
Cemex Latam Holdings SA(1)	266,452	1,383,501
Corporacion Financiera Colombiana SA	154,506	2,120,298
Ecopetrol SA	4,549,600	3,455,946
Ecopetrol SA ADR	425,800	6,480,676
Empresa de Energia de Bogota SA	2,602,208	1,626,380
Empresa de Telecommunicaciones de Bogota SA	2,267,738	388,132
Fabricato SA(1)	34,115,900	149,585
Grupo Argos SA	466,160	2,983,424
Grupo Argos SA, PFC Shares	147,122	958,556
Grupo Aval Acciones y Valores SA	1,723,100	765,454
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,455,175
Grupo de Inversiones Suramericana	365,800	4,721,634
Grupo Nutresa SA	414,015	3,646,517
Grupo Odinsa SA	111,623	331,434
Interconexion Electrica SA	945,400	2,701,662
ISAGEN SA ESP	2,021,151	2,370,966
Organizacion Terpel SA	13,768	83,932

		$54,665,043

Croatia — 0.7%
AD Plastik DD	51,587	$580,991
Adris Grupa DD, PFC Shares	45,976	2,139,916
Atlantic Grupa DD	17,357	2,196,134
Atlantska Plovidba DD(1)	15,437	518,661
Dalekovod DD(1)	55,123	143,090
Ericsson Nikola Tesla	5,610	1,045,526
Hrvatski Telekom DD	421,671	9,600,499
Koncar-Elektroindustrija DD	7,227	686,619
Kras DD(1)	4,595	258,598
Ledo DD	1,903	2,085,954
Petrokemija DD(1)	17,450	46,267

Security	Shares	Value
Podravka Prehrambena Industrija DD(1)	72,212	$2,945,113
Privredna Banka Zagreb DD	3,310	257,356
Valamar Riviera DD	685,752	1,847,967
Zagrebacka Banka DD	30,550	163,059

		$24,515,750

Czech Republic — 1.1%
CEZ AS	716,870	$17,523,157
Komercni Banka AS	84,191	18,159,867
New World Resources PLC, Class A(1)	860,500	11,383
Pegas Nonwovens SA	48,000	1,309,384
Philip Morris CR AS	6,810	2,961,729
Unipetrol AS(1)	500,500	2,465,002

		$42,430,522

Egypt — 1.5%
Alexandria Mineral Oils Co.	121,900	$803,348
Arab Cotton Ginning	1,880,400	803,359
Commercial International Bank	1,828,235	13,599,141
Eastern Tobacco	97,097	2,674,932
Egypt Kuwait Holding Co.(1)	1,277,058	740,388
Egyptian Financial & Industrial Co.	137,064	159,802
Egyptian Financial Group-Hermes Holding Co.(1)	1,590,030	3,289,218
Egyptian International Pharmaceutical Industrial Co.	153,932	1,653,891
Egyptian Resorts Co.(1)	4,213,900	601,335
El Ezz Aldekhela Steel Alexa Co.	4,750	289,479
El Sewedy Cables Holding Co.(1)	384,121	2,445,266
Ezz Steel(1)	1,677,500	2,995,207
Ghabbour Auto(1)	345,862	246,181
Global Telecom Holding SAE(1)	9,908,210	4,293,250
Juhayna Food Industries(1)	2,665,536	3,178,328
Maridive & Oil Services SAE(1)	787,652	393,347
Medinet Nasr for Housing(1)	366,830	1,652,212
Misr Cement (Qena)	18,251	199,748
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	2,006,737
Oriental Weavers Co.	1,278,405	1,793,285
Pioneers Holding(1)	734,900	1,038,748
Qalaa Holdings(1)	1,600,000	532,141
Sidi Kerir Petrochemicals Co.	957,400	1,879,712
Six of October Development & Investment Co.(1)	275,153	501,008
South Valley Cement	485,000	409,790
Suez Cement Co.	138,000	762,181
Talaat Moustafa Group	3,963,160	5,356,702
Telecom Egypt	1,449,600	2,115,194

		$56,413,930

Estonia — 0.2%
AS Baltika(1)	226,000	$94,043
AS Merko Ehitus	75,000	725,560
AS Nordecon International	223,282	255,533
AS Olympic Entertainment Group	803,899	1,667,995
AS Tallink Group	5,354,470	4,691,972
AS Tallinna Kaubamaja	202,800	1,353,542
AS Tallinna Vesi	35,235	534,299

		$9,322,944

Security	Shares	Value
Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	5,176,100	$27,029
CAL Bank, Ltd.	4,406,554	1,203,239
Ghana Commercial Bank, Ltd.	1,384,370	1,931,936
HFC Bank Ghana, Ltd.	3,899,473	1,582,552
Produce Buying Co., Ltd.(1)	650,000	20,319
SG-SSB, Ltd.(1)	740,000	199,031
Standard Chartered Bank of Ghana, Ltd.	242,700	1,284,042
Total Petroleum Ghana, Ltd.	20,964	33,660
Unilever Ghana, Ltd.(1)	249,000	552,611

		$6,834,419

Greece — 1.4%
Aegean Marine Petroleum Network, Inc.	90,611	$1,302,080
Alpha Bank AE(1)	3,143,461	931,138
Athens Water Supply & Sewage Co. SA (The)	138,062	790,220
Costamare, Inc.	67,079	1,181,261
Diana Shipping, Inc.(1)	220,320	1,348,358
DryShips, Inc.(1)	1,617,100	1,228,996
Ellaktor SA(1)	446,201	850,394
Eurobank Ergasias SA(1)	6,142,723	693,158
FF Group(1)	63,075	1,874,759
Frigoglass SAIC(1)	72,845	124,063
GasLog, Ltd.	111,416	2,163,699
GEK Terna Holding Real Estate Construction SA(1)	243,061	451,215
Hellenic Exchanges SA(1)	114,224	573,567
Hellenic Petroleum SA	195,575	745,016
Hellenic Telecommunications Organization SA(1)	759,800	6,729,598
Intralot SA(1)	260,400	417,301
JUMBO SA	198,150	2,062,429
Marfin Investment Group Holdings SA(1)	1,111,163	155,905
Metka SA	84,400	788,602
Motor Oil (Hellas) Corinth Refineries SA	170,500	1,261,636
Mytilineos Holdings SA(1)	452,870	2,708,633
National Bank of Greece SA(1)	1,167,749	1,394,970
Navios Maritime Acquisition Corp.	191,284	677,145
Navios Maritime Holdings, Inc.	209,850	877,173
OPAP SA	402,600	3,757,699
Piraeus Bank SA(1)	1,569,500	605,752
Public Power Corp. SA(1)	1,177,808	7,188,582
Safe Bulkers, Inc.	56,600	203,194
StealthGas, Inc.(1)	101,587	665,395
Terna Energy SA(1)	96,300	225,840
Titan Cement Co. SA	220,407	5,045,917
Tsakos Energy Navigation, Ltd.	201,900	1,651,542
Viohalco SA(1)	184,517	587,131

		$51,262,368

Hungary — 1.2%
Magyar Telekom Rt.(1)	4,030,434	$5,932,573
Magyar Telekom Rt. ADR(1)	37,300	271,544
MOL Hungarian Oil & Gas Rt.	221,545	9,592,738
OTP Bank Rt.	916,700	17,306,001
Richter Gedeon Nyrt.	813,720	11,162,414

		$44,265,270

India — 6.2%
ABB, Ltd.	23,000	$465,644
ACC, Ltd.	28,800	716,520
Adani Enterprises, Ltd.	139,500	1,370,631
Adani Ports and Special Economic Zone, Ltd.	551,200	2,712,282

Security	Shares	Value
Adani Power, Ltd.(1)	700,600	$528,947
Aditya Birla Nuvo, Ltd.	14,406	383,580
Ambuja Cements, Ltd.	429,400	1,743,497
Andhra Bank(1)	192,000	242,723
Apollo Hospitals Enterprise, Ltd.	61,400	1,333,611
Ashok Leyland, Ltd.(1)	614,926	719,226
Asian Paints, Ltd.	202,000	2,603,183
Axis Bank, Ltd.	585,600	5,231,469
Bajaj Auto, Ltd.	42,600	1,372,435
Bajaj Holdings & Investment, Ltd.	11,100	230,136
Balrampur Chini Mills, Ltd.(1)	332,600	264,826
Bharat Forge, Ltd.	43,136	881,691
Bharat Heavy Electricals, Ltd.	452,800	1,713,929
Bharat Petroleum Corp., Ltd.	134,400	1,738,761
Bharti Airtel, Ltd.	1,864,101	11,725,851
Biocon, Ltd.	78,400	587,363
Bosch, Ltd.	3,900	1,574,958
Cairn India, Ltd.	328,800	1,130,617
Century Textiles & Industries, Ltd.	50,000	509,717
Cipla, Ltd.	207,400	2,355,643
Coal India, Ltd.	372,500	2,151,754
Colgate-Palmolive (India), Ltd.	23,100	737,558
Container Corp. of India, Ltd.	69,900	1,758,417
Cummins India, Ltd.	68,800	961,893
Dabur India, Ltd.	278,000	1,179,125
Divi’s Laboratories, Ltd.	24,900	704,661
Dr. Reddy’s Laboratories, Ltd.	24,300	1,362,681
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	1,530,280
Essar Oil, Ltd.(1)	347,500	605,446
GAIL (India), Ltd.	250,150	1,556,477
GAIL (India), Ltd. GDR(3)	25,050	927,253
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	442,349
Glenmark Pharmaceuticals, Ltd.	114,000	1,426,478
GMR Infrastructure, Ltd.	1,192,200	317,288
Grasim Industries, Ltd. GDR(3)	13,300	770,906
Great Eastern Shipping Co., Ltd. (The)	56,700	331,363
HCL Technologies, Ltd.	221,600	3,470,243
HDFC Bank, Ltd.	568,700	10,836,184
Hero MotoCorp, Ltd.	51,542	2,178,044
Hindalco Industries, Ltd.	491,910	1,010,977
Hindustan Petroleum Corp., Ltd.	98,600	1,024,104
Hindustan Unilever, Ltd.	588,309	8,202,710
Hindustan Zinc, Ltd.	199,000	514,467
Housing Development Finance Corp., Ltd.	390,318	8,208,366
ICICI Bank, Ltd.	532,035	2,687,665
Idea Cellular, Ltd.	1,225,779	3,586,579
IDFC, Ltd.	179,200	486,161
Indian Hotels Co., Ltd.(1)	173,820	325,375
Indian Oil Corp., Ltd.	221,900	1,304,495
Infosys, Ltd.	450,216	15,819,408
ITC, Ltd.	1,223,800	6,355,180
Jain Irrigation Systems, Ltd.	169,800	166,995
Jaiprakash Associates, Ltd.(1)	1,049,550	417,146
Jindal Steel & Power, Ltd.	257,300	640,527
JSW Energy, Ltd.	590,877	1,120,334
JSW Steel, Ltd.	73,900	1,069,567
Kotak Mahindra Bank, Ltd.	160,700	3,360,540
Larsen & Toubro, Ltd.	112,578	3,090,078

Security	Shares	Value
Larsen & Toubro, Ltd. GDR(3)	72,000	$1,999,027
LIC Housing Finance, Ltd.	62,800	438,692
Lupin, Ltd.	97,200	3,109,546
Mahindra & Mahindra, Ltd.	167,400	3,169,696
Maruti Suzuki India, Ltd.	50,500	3,132,584
Mphasis, Ltd.	53,500	333,435
Nestle India, Ltd.	12,100	1,378,630
NHPC, Ltd.	2,174,100	694,814
NTPC, Ltd.	2,100,300	4,959,555
Oil & Natural Gas Corp., Ltd.	1,236,700	6,042,659
Oracle Financial Service Software, Ltd.	4,000	208,942
Petronet LNG, Ltd.	216,300	595,253
Piramal Enterprises, Ltd.	41,782	582,060
Power Grid Corporation of India, Ltd.	1,419,700	3,291,882
Punjab National Bank	65,000	149,706
Ranbaxy Laboratories, Ltd.(1)	26,000	336,883
Reliance Capital, Ltd.	31,430	213,600
Reliance Communications, Ltd.(1)	945,300	892,400
Reliance Industries, Ltd.	934,912	12,301,017
Reliance Industries, Ltd. GDR(4)	42,816	1,124,625
Reliance Infrastructure, Ltd.	234,800	1,625,462
Reliance Power, Ltd.(1)	950,100	856,914
Sesa Sterlite, Ltd.	689,840	2,105,585
Siemens India, Ltd.	57,800	1,289,053
State Bank of India GDR(3)	49,600	2,098,072
Steel Authority of India, Ltd.	409,100	436,543
Sun Pharmaceutical Industries, Ltd.	496,000	8,093,212
Tata Chemicals, Ltd.	58,600	413,468
Tata Communications, Ltd.	47,000	318,215
Tata Consultancy Services, Ltd.	256,667	10,482,926
Tata Global Beverages, Ltd.	156,000	371,145
Tata Motors, Ltd.	514,600	4,494,651
Tata Motors, Ltd. ADR	19,800	892,188
Tata Power Co., Ltd.	1,428,648	1,760,430
Tata Steel, Ltd.	230,900	1,168,104
Tech Mahindra, Ltd.	143,648	1,449,765
Titan Co., Ltd.	248,000	1,680,726
UltraTech Cement, Ltd.	37,900	1,749,212
United Spirits, Ltd.(1)	21,533	1,259,842
UPL, Ltd.	237,900	1,679,422
Voltas, Ltd.	224,100	1,001,342
Wipro, Ltd.	291,229	2,919,767
Zee Entertainment Enterprises, Ltd.	413,300	2,255,862

		$230,133,226

Indonesia — 3.3%
Adaro Energy Tbk PT	28,006,600	$2,029,685
AKR Corporindo Tbk PT	4,660,500	1,824,470
Aneka Tambang Tbk PT	10,187,000	672,555
Astra Argo Lestari Tbk PT	654,000	1,213,919
Astra International Tbk PT	16,668,000	10,917,040
Bank Central Asia Tbk PT	10,623,000	12,039,577
Bank Danamon Indonesia Tbk PT	3,922,181	1,536,609
Bank Mandiri Tbk PT	7,808,000	7,446,249
Bank Negara Indonesia Persero Tbk PT	7,849,000	4,333,298
Bank Pan Indonesia Tbk PT(1)	6,253,772	680,132
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,624,000	430,447
Bank Rakyat Indonesia Tbk PT	9,392,000	9,526,442
Barito Pacific Tbk PT(1)	1,700,000	36,334

Security	Shares	Value
Bhakti Investama Tbk PT	14,228,500	$325,338
Bumi Resources Tbk PT(1)	26,391,500	157,281
Charoen Pokphand Indonesia Tbk PT	3,363,000	911,403
Delta Dunia Makmur Tbk PT(1)	18,948,000	189,883
Gudang Garam Tbk PT	578,500	2,255,548
Harum Energy Tbk PT	2,156,500	247,274
Holcim Indonesia Tbk PT	1,828,000	213,712
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	252,916
Indo Tambangraya Megah Tbk PT	808,500	1,042,201
Indocement Tunggal Prakarsa Tbk PT	2,604,500	4,362,152
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,426,952
Indofood Sukses Makmur Tbk PT	4,544,500	2,587,923
Indosat Tbk PT(1)	2,085,500	679,020
Jasa Marga (Persero) Tbk PT	3,247,500	1,786,415
Kalbe Farma Tbk PT	31,474,600	4,490,778
Lippo Karawaci Tbk PT	26,506,000	2,734,768
Matahari Putra Prima Tbk PT	5,148,000	1,558,047
Medco Energi Internasional Tbk PT	1,397,000	330,862
Pembangunan Perumahan Persero Tbk PT	4,793,000	1,387,923
Perusahaan Gas Negara Tbk PT	13,554,400	4,968,062
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	937,507
Ramayana Lestari Sentosa Tbk PT	6,516,500	373,176
Semen Gresik (Persero) Tbk PT	5,306,500	5,532,463
Sigmagold Inti Perkasa Tbk PT(1)	36,804,000	1,294,745
Surya Semesta Internusa Tbk PT	12,410,000	1,079,547
Tambang Batubara Bukit Asam Tbk PT	1,154,000	946,150
Telekomunikasi Indonesia Tbk PT	58,725,800	12,948,794
Trada Maritime Tbk PT(1)	9,569,000	47,568
Unilever Indonesia Tbk PT	1,100,700	3,334,463
United Tractors Tbk PT	3,148,000	5,238,779
Vale Indonesia Tbk PT	4,748,000	1,173,038
Wijaya Karya Persero Tbk PT	6,352,000	1,694,504
XL Axiata Tbk PT	2,825,500	938,798

		$120,134,747

Jordan — 0.8%
Al Eqbal Co. for Investment PLC	23,341	$408,208
Alia The Royal Jordanian Airlines PLC(1)	209,700	165,766
Arab Bank PLC	1,355,072	12,314,819
Arab Potash Co. PLC	71,074	1,607,686
Bank of Jordan	262,189	999,954
Cairo Amman Bank	67,860	309,419
Capital Bank of Jordan	605,501	1,324,674
Jordan Ahli Bank	517,414	956,779
Jordan Islamic Bank	225,901	1,112,124
Jordan Petroleum Refinery	427,730	3,140,013
Jordan Phosphate Mines(1)	84,500	752,094
Jordan Steel(1)	269,400	205,217
Jordan Telecommunications Co.	278,100	1,235,369
Jordanian Electric Power Co.(1)	538,376	2,044,537
Union Land Development(1)	360,100	1,239,018

		$27,815,677

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	716,100	$5,291,979
KAZ Minerals PLC(1)	2,233,589	7,094,308
Kazkommertsbank JSC GDR(1)	284,200	879,579
KazMunaiGas Exploration Production GDR(3)	632,226	7,812,558
Kcell JSC GDR(3)	544,503	5,050,720
Nostrum Oil & Gas PLC(1)	178,200	1,476,129

		$27,605,273

Security	Shares	Value
Kenya — 0.8%
ARM Cement, Ltd.	1,677,000	$1,434,217
Bamburi Cement Co., Ltd.	460,041	795,397
Barclays Bank of Kenya, Ltd.	5,636,820	982,607
Centum Investment Co., Ltd.(1)	977,680	645,163
Co-operative Bank of Kenya, Ltd. (The)	5,758,660	1,338,502
East African Breweries, Ltd.	1,528,640	5,128,041
Equity Group Holdings, Ltd.	5,413,000	3,048,687
KenolKobil, Ltd.	3,831,500	389,753
Kenya Airways, Ltd.(1)	2,398,400	211,498
Kenya Commercial Bank, Ltd.	4,792,860	3,114,366
Kenya Electricity Generating Co., Ltd.	1,875,100	203,119
Kenya Power & Lighting, Ltd.	8,246,893	1,602,341
Nation Media Group, Ltd.	442,376	1,192,347
NIC Bank, Ltd.	852,975	563,718
Safaricom, Ltd.	35,682,800	6,640,931
Standard Chartered Bank Kenya, Ltd.	250,721	935,193

		$28,225,880

Kuwait — 1.4%
Abyaar Real Estate Development(1)	1,440,000	$150,268
Agility Public Warehousing Co. KSC	1,721,475	4,393,696
Ahli United Bank	253,464	513,397
Al Ahli Bank of Kuwait KSCP	122,180	152,072
Al-Mazaya Holding Co.	551,200	211,485
Al-Qurain Petrochemicals Co. KSC	1,460,000	970,853
Boubyan Petrochemicals Co.	1,968,750	3,795,874
Burgan Bank SAK	877,170	1,325,587
Combined Group Contracting Co. KSC	125,144	365,292
Commercial Bank of Kuwait KSCP	937,950	1,961,761
Commercial Real Estate Co. KSCC	2,369,266	716,097
Gulf Bank(1)	1,477,708	1,370,507
Gulf Cable and Electrical Industries Co. KSC	165,000	355,571
Kuwait Finance House KSCP	2,643,406	5,857,313
Kuwait Food Co. (Americana) SAK	512,500	4,595,384
Kuwait International Bank	818,000	667,591
Kuwait Pipes Industries & Oil Services Co.(1)(2)	800,000	0
Kuwait Portland Cement Co. KSC	192,500	914,432
Kuwait Projects Co. Holdings KSC	964,872	2,050,793
Kuwait Real Estate Co. KSC	1,720,000	410,810
Mabanee Co. SAK	835,873	2,745,682
Mobile Telecommunications Co.	4,387,600	6,933,400
National Bank of Kuwait SAK	2,557,243	6,782,310
National Industries Group Holding(1)	3,619,875	2,234,766
National Investment Co.	645,000	286,494
National Real Estate Co.(1)	628,204	279,131
Sultan Center Food Products Co.(1)	2,160,000	666,961

		$50,707,527

Latvia — 0.0%(5)
Grindeks	12,000	$70,178
Latvian Shipping Co.(1)	96,000	39,435

		$109,613

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,684,974
Byblos Bank	838,110	1,435,210
Solidere, Class A(1)	275,848	3,077,144
Solidere, Class B(1)	5,516	61,035

		$6,258,363

Security	Shares	Value
Lithuania — 0.1%
Apranga PVA	363,680	$1,145,642
Invalda Privatus Kapitalas AB(1)(2)	32,177	0
Klaipedos Nafta AB	1,576,663	639,117
Lesto AB	338,936	368,041
Panevezio Statybos Trestas(1)	323,592	309,821
Pieno Zvaigzdes	94,000	159,374
Rokiskio Suris	177,000	270,163
Siauliu Bankas(1)	951,158	311,837

		$3,203,995

Malaysia — 2.8%
Aeon Co. (M) Bhd	736,800	$588,213
Affin Holdings Bhd	236,000	188,194
Airasia Bhd	1,089,900	699,849
Alliance Financial Group Bhd	330,800	427,376
AMMB Holdings Bhd	615,900	1,056,452
Axiata Group Bhd	1,791,575	3,422,620
Batu Kawan Bhd	100,300	494,240
Berjaya Corp. Bhd	2,498,100	306,253
Berjaya Sports Toto Bhd	465,569	422,120
Boustead Holdings Bhd	412,500	512,272
British American Tobacco Malaysia Bhd	89,100	1,651,646
Bumi Armada Bhd(1)	1,902,900	528,152
Bursa Malaysia Bhd	224,600	520,239
CIMB Group Holdings Bhd	1,425,966	2,393,816
Datasonic Group Bhd	1,594,400	489,792
Dialog Group Bhd	4,501,050	1,915,967
Digi.com Bhd	1,538,000	2,614,348
Felda Global Ventures Holdings Bhd	1,136,300	664,877
Gamuda Bhd	1,983,700	2,734,401
Genting Bhd	1,303,300	3,163,361
Genting Plantations Bhd	261,000	713,761
Hartalega Holdings Bhd	121,700	284,804
Hong Leong Bank Bhd	256,700	988,408
Hong Leong Financial Group Bhd	136,200	622,238
IHH Healthcare Bhd	4,476,700	7,261,703
IJM Corp. Bhd	1,328,220	2,580,428
IOI Corp. Bhd	1,684,968	2,088,204
IOI Properties Group Bhd	842,484	495,170
KLCCP Stapled Group	250,000	471,615
KNM Group Bhd(1)	3,198,075	555,671
Kossan Rubber Industries	458,100	700,919
KPJ Healthcare Bhd	403,200	463,450
Kuala Lumpur Kepong Bhd	293,050	1,804,910
Kulim (Malaysia) Bhd	792,800	586,567
Lafarge Malaysia Bhd	789,960	2,100,625
Landmarks Bhd(1)	576,800	195,748
Malayan Banking Bhd	1,462,286	3,683,998
Malaysia Airports Holdings Bhd	200,000	377,932
Malaysian Resources Corp. Bhd	1,861,700	627,490
Maxis Bhd	1,255,300	2,433,058
Media Prima Bhd	567,300	260,311
MISC Bhd	638,440	1,460,597
MMC Corp. Bhd	662,000	452,350
Muhibbah Engineering (M) Bhd	1,581,000	936,992
Multi-Purpose Holdings Bhd	617,940	448,444
My EG Services Bhd	1,724,000	1,293,750
Parkson Holdings Bhd(1)	673,207	398,089

Security	Shares	Value
Petronas Chemicals Group Bhd	2,816,700	$4,280,670
Petronas Dagangan Bhd	422,400	2,281,866
Petronas Gas Bhd	268,500	1,667,635
PPB Group Bhd	300,400	1,247,230
Press Metal Bhd	930,000	829,160
Public Bank Bhd	706,298	3,598,858
Resorts World Bhd	1,977,000	2,255,723
RHB Capital Bhd	497,700	1,062,665
Sapurakencana Petroleum Bhd	4,032,352	2,564,368
Silverlake Axis, Ltd.	394,000	393,092
Sime Darby Bhd	3,012,009	7,538,629
Sunway Bhd	378,040	372,286
Sunway Real Estate Investment Trust	1,028,200	435,752
Supermax Corp. Bhd	1,466,700	830,893
Ta Ann Holdings Bhd	355,899	374,516
Tan Chong Motor Holdings Bhd	219,000	179,119
Telekom Malaysia Bhd	1,020,100	1,997,246
Tenaga Nasional Bhd	1,450,631	5,616,523
Top Glove Corp. Bhd	210,000	310,557
UEM Sunrise Bhd	1,112,200	413,473
UMW Holdings Bhd	391,900	1,148,411
UMW Oil & Gas Corp. Bhd	1,133,700	703,178
Unisem (M) Bhd	3,101,700	1,823,676
Wah Seong Corp. Bhd	697,402	233,017
WCT Bhd	812,469	337,731
YTL Corp. Bhd	2,626,518	1,184,603
YTL Power International Bhd	1,597,363	646,504

		$103,408,801

Mauritius — 0.6%
Alteo, Ltd.	352,391	$314,912
CIEL, Ltd.	2,019,231	382,380
CIM Financial Services, Ltd.	1,742,485	425,446
ENL Land, Ltd.	484,800	672,316
Ireland Blyth, Ltd.	64,209	204,329
LUX Island Resorts, Ltd.	931,480	1,532,409
MCB Group, Ltd.	2,019,106	10,906,051
New Mauritius Hotels, Ltd.	1,452,576	2,657,309
Rogers & Co., Ltd.	608,300	495,344
SBM Holdings, Ltd.	174,116,462	4,629,163
Terra Mauricia, Ltd.	1,146,500	1,038,107
United Basalt Products, Ltd.	187,150	454,447

		$23,712,213

Mexico — 6.0%
Alfa SAB de CV, Series A(1)	6,780,920	$13,714,320
Alsea SAB de CV(1)	1,445,200	4,231,333
America Movil SAB de CV, Series L	40,181,290	41,120,394
Arca Continental SAB de CV(1)	559,300	3,439,364
Bolsa Mexicana de Valores SAB de CV	915,200	1,559,983
Cemex SAB de CV, Series CPO(1)	12,989,764	12,314,025
Coca-Cola Femsa SAB de CV, Series L	286,300	2,280,865
El Puerto de Liverpool SAB de CV(1)	175,681	2,060,467
Empresas ICA SAB de CV(1)	2,075,736	1,691,507
Fibra Uno Administracion SA de CV	1,366,700	3,619,804
Fomento Economico Mexicano SAB de CV ADR(1)	19,900	1,860,650
Fomento Economico Mexicano SAB de CV, Series UBD(1)	1,424,800	13,319,057
Genomma Lab Internacional SA de CV(1)	2,065,500	1,929,615
Gentera SAB de CV(1)	3,190,800	5,719,112
Gruma SAB, Class B	98,200	1,249,526

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV, Class B	347,800	$2,285,377
Grupo Aeroportuario del Sureste SAB de CV, Class B(1)	254,009	3,415,929
Grupo Bimbo SAB de CV, Series A(1)	2,045,208	5,780,242
Grupo Carso SAB de CV, Series A1	1,023,400	4,269,786
Grupo Comercial Chedraui SA de CV(1)	208,900	632,582
Grupo Elektra SAB de CV	140,026	3,585,495
Grupo Financiero Banorte SAB de CV, Class O	2,608,000	15,121,219
Grupo Financiero Inbursa SAB de CV, Class O	4,395,216	11,076,284
Grupo Mexico SAB de CV, Series B	3,211,035	9,468,801
Grupo Televisa SAB, Series CPO(1)	3,289,671	21,715,473
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	2,738,832
Industrias CH SAB de CV, Series B(1)	194,112	793,831
Industrias Penoles SAB de CV	137,229	2,383,008
Infraestructura Energetica Nova SAB de CV	115,500	630,826
Kimberly-Clark de Mexico SAB de CV, Class A	1,465,410	3,061,764
Mexichem SAB de CV	1,478,407	3,855,576
Minera Frisco SAB de CV(1)	873,200	938,832
Organizacion Soriana SAB de CV, Class B	166,700	422,173
Promotora y Operadora de Infraestructura SAB de CV(1)	416,700	4,447,423
Ternium SA ADR	70,322	1,270,719
TV Azteca SAB de CV, Series CPO(1)	1,018,565	381,290
Wal-Mart de Mexico SAB de CV, Series V	4,685,164	11,674,900

		$220,060,384

Morocco — 0.8%
Alliances Developpement Immobilier SA	19,684	$219,830
Attijariwafa Bank	114,300	4,309,908
Banque Centrale Populaire	97,200	2,215,693
Banque Marocaine du Commerce Exterieur (BMCE)	98,500	2,279,965
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	262,695
Compagnie Generale Immobiliere(2)	8,100	295,147
Delta Holding SA	35,000	101,834
Douja Promotion Groupe Addoha SA	294,373	937,954
Holcim Maroc SA	6,422	1,458,675
Label Vie(1)	3,700	408,643
Lafarge Ciments	11,351	2,115,596
Managem	7,900	776,557
Maroc Telecom	668,971	8,930,226
Samir	19,247	319,409
Sonasid	5,872	556,304
Taqa Morocco	26,192	1,310,129
Wafa Assurance	3,400	1,374,692

		$27,873,257

Nigeria — 0.8%
Access Bank PLC	14,469,911	$442,686
Afriland Properties PLC(1)(2)	1,112,557	0
Ashaka Cement PLC	105	11
Cadbury Nigeria PLC	364,099	69,537
Dangote Cement PLC	2,191,891	1,758,927
Dangote Sugar Refinery PLC	4,385,654	154,396
Diamond Bank PLC	12,314,600	250,396
Ecobank Transnational, Inc.(1)	13,345,392	1,208,125
Fidelity Bank PLC(1)	15,112,844	130,761
First Bank of Nigeria PLC	31,390,990	1,369,587
First City Monument Bank PLC	32,037,435	464,130
Flour Mills of Nigeria PLC	1,874,895	330,603
Forte Oil PLC	2,123,464	2,276,086
Guaranty Trust Bank PLC	28,437,790	3,752,333

Security	Shares	Value
Guiness Nigeria PLC	856,034	$549,393
Lafarge Africa PLC	3,543,429	1,482,346
Lekoil, Ltd.(1)	1,702,335	591,750
Nestle Nigeria PLC	388,412	1,646,294
Nigerian Breweries PLC	4,077,383	2,937,464
Oando PLC	19,615,316	1,426,510
PZ Cussons Nigeria PLC	1,858,208	259,524
SEPLAT Petroleum Development Co. PLC(4)	767,281	1,462,228
Skye Bank PLC	16,739,600	201,907
Stanbic IBTC Holdings PLC	1,857,245	270,553
Transnational Corp. of Nigeria PLC	33,329,800	523,926
UAC of Nigeria PLC	7,557,398	1,228,771
Unilever Nigeria PLC	2,074,728	449,197
Union Bank of Nigeria PLC(1)	2,936,181	144,060
United Bank for Africa PLC	41,159,281	837,365
Zenith Bank PLC	28,035,174	2,954,471

		$29,173,337

Oman — 0.7%
Al Anwar Ceramic Tile Co.	166,191	$163,394
Al Maha Petroleum Products Marketing Co., LLC	36,500	203,827
Bank Dhofar SAOG	1,671,094	1,227,833
Bank Muscat SAOG	2,843,573	3,846,151
Bank Sohar SAOG	3,951,100	1,891,530
Dhofar International Development & Investment Holding Co. SAOG	316,407	447,982
Galfar Engineering & Contracting SAOG	1,569,283	493,941
HSBC Bank Oman SAOG	2,331,977	793,914
National Bank of Oman SAOG	2,310,358	1,696,859
Oman Cables Industry SAOG	112,400	551,879
Oman Cement Co. SAOG	956,735	1,173,971
Oman Flour Mills Co. SAOG	543,700	762,157
Oman Telecommunications Co. SAOG	1,247,060	5,410,028
Omani Qatari Telecommunications Co. SAOG	671,100	1,217,346
Ominvest	1,210,489	1,408,226
Raysut Cement Co. SAOG	523,326	2,259,281
Renaissance Services SAOG	1,561,017	1,496,192
Sembcorp Salalah Power & Water Co.	41,400	251,471
Shell Oman Marketing Co. SAOG	66,100	325,666

		$25,621,648

Pakistan — 0.7%
Adamjee Insurance Co., Ltd.	265,644	$104,016
Attock Petroleum, Ltd.	118,800	604,460
Bank Alfalah, Ltd.	664,394	167,106
D.G. Khan Cement Co., Ltd.	528,320	579,423
Engro Corp., Ltd.	660,916	1,664,896
Engro Fertilizers, Ltd.(1)	66,091	49,983
Engro Foods, Ltd.(1)	231,200	250,695
Fauji Fertilizer Bin Qasim, Ltd.	841,000	383,306
Fauji Fertilizer Co., Ltd.	1,214,414	1,585,854
Habib Bank, Ltd.	265,733	462,998
Hub Power Co., Ltd.	4,194,400	3,511,329
Kot Addu Power Co., Ltd.	1,343,500	1,024,242
Lucky Cement, Ltd.	625,700	2,734,220
Millat Tractors, Ltd.	54,329	285,171
Muslim Commercial Bank, Ltd.	1,725,325	4,169,224
National Bank of Pakistan	1,144,026	568,450
Nishat Mills, Ltd.	837,980	844,520
Oil & Gas Development Co., Ltd.	1,047,100	1,863,659

Security	Shares	Value
Pakistan Oil Fields, Ltd.	210,200	$673,654
Pakistan Petroleum, Ltd.	889,502	1,348,967
Pakistan State Oil Co., Ltd.	358,747	1,211,278
Pakistan Telecommunication Co., Ltd.	2,767,500	571,634
United Bank, Ltd.	371,925	560,895

		$25,219,980

Panama — 0.3%
Avianca Holdings SA, PFC Shares	614,449	$866,137
Copa Holdings SA, Class A	108,900	10,995,633

		$11,861,770

Peru — 1.5%
Alicorp SA	3,644,860	$7,062,542
Banco Continental SA	443,804	622,028
Cementos Pacasmayo SAA	382,900	581,182
Cia de Minas Buenaventura SA	82,880	883,268
Cia de Minas Buenaventura SA ADR	419,276	4,247,266
Cia Minera Milpo SA	963,264	566,168
Credicorp, Ltd.	114,496	16,101,572
Edegel SA	2,424,608	2,975,460
Ferreycorp SAA	4,563,937	2,078,202
Grana y Montero SAA	1,808,690	2,803,718
Intergroup Financial Services Corp.	61,100	1,771,289
Luz del Sur SAA	185,800	636,034
Minsur SA	1,614,173	672,463
Refineria La Pampilla SA Relapasa(1)	681,460	36,312
Sociedad Minera Cerro Verde SAA(1)	47,600	977,228
Sociedad Minera el Brocal SA(1)	32,370	72,026
Southern Copper Corp.	404,355	11,799,079
Union Andina de Cementos SAA	278,400	209,486
Volcan Cia Minera SA, Class B	4,997,478	887,651

		$54,982,974

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	3,304,400	$4,285,732
Aboitiz Power Corp.	3,996,400	3,976,044
Alliance Global Group, Inc.	4,258,400	2,519,046
Ayala Corp.	201,738	3,585,181
Ayala Land, Inc.	4,584,708	3,940,865
Ayala Land, Inc., PFC Shares(2)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,902,777
BDO Unibank, Inc.	1,170,320	3,243,185
Bloomberry Resorts Corp.	11,682,500	2,726,416
Cosco Capital, Inc.	1,868,100	375,133
D&L Industries, Inc.	1,805,200	808,671
DMCI Holdings, Inc.	2,556,500	886,311
Emperador, Inc.	3,420,000	910,540
Energy Development Corp.	16,975,650	3,223,529
Filinvest Land, Inc.	16,105,546	648,523
First Gen Corp.	2,648,860	1,804,893
First Philippine Holdings Corp.	403,650	866,917
Globe Telecom, Inc.	60,375	2,715,412
GMA Holdings, Inc. PDR	1,242,100	177,489
GT Capital Holdings, Inc.	54,000	1,616,706
International Container Terminal Services, Inc.	551,900	1,332,144
JG Summit Holding, Inc.	2,641,000	4,281,051
Jollibee Foods Corp.	1,191,420	5,858,746
Lopez Holdings Corp.	10,209,700	1,951,766

Security	Shares	Value
LT Group, Inc.	2,842,900	$1,034,836
Manila Electric Co.	464,684	2,773,795
Manila Water Co.	1,474,000	893,072
Megaworld Corp.	10,700,000	1,297,818
Melco Crown Philippines Resorts Corp.(1)	5,609,200	1,149,093
Metro Pacific Investments Corp.	10,567,300	1,139,950
Metropolitan Bank & Trust Co.	1,196,823	2,607,309
Nickel Asia Corp.	4,564,969	2,445,132
Pepsi-Cola Products Philippines, Inc.(1)	1,198,000	109,329
Petron Corp.	3,768,200	837,788
Philex Mining Corp.	3,645,900	592,144
Philippine Long Distance Telephone Co.	188,575	11,995,754
Puregold Price Club, Inc.	1,403,900	1,304,379
Robinsons Land Corp.	1,290,000	887,924
Robinsons Retail Holdings, Inc.	841,690	1,581,579
San Miguel Corp.	484,300	730,426
Semirara Mining & Power Co.	1,211,910	4,526,563
SM Investments Corp.	279,290	5,616,708
SM Prime Holdings, Inc.	7,654,550	3,416,407
SSI Group, Inc.(1)	2,093,000	476,343
Travellers International Hotel Group, Inc.(1)	3,644,200	542,026
Universal Robina Corp.	2,096,040	10,587,604
Vista Land & Lifescapes, Inc.	6,128,000	1,177,654

		$112,360,710

Poland — 2.9%
Agora SA(1)	64,445	$173,223
AmRest Holdings SE(1)	30,208	991,799
Asseco Poland SA	286,470	4,457,093
Bank Handlowy w Warszawie SA	44,485	1,270,670
Bank Millennium SA	697,490	1,220,555
Bank Pekao SA	142,785	6,917,408
Bioton SA(1)	194,514	290,761
Boryszew SA(1)	350,000	575,499
Budimex SA	50,276	2,158,815
CCC SA	45,300	2,183,339
Ciech SA	19,100	273,164
Cyfrowy Polsat SA	709,480	4,666,841
Eurocash SA	288,203	2,484,571
Getin Holding SA(1)	392,795	215,251
Getin Noble Bank SA(1)	1,591,418	708,277
Global City Holdings NV(1)	53,500	573,184
Globe Trade Centre SA(1)	364,288	540,347
Grupa Azoty SA	6,800	145,314
Grupa Lotos SA(1)	176,940	1,263,152
Integer.pl SA(1)	3,251	145,036
Jastrzebska Spolka Weglowa SA(1)	164,577	749,739
KGHM Polska Miedz SA	287,171	9,075,780
KOPEX SA(1)	104,700	284,101
KRUK SA(1)	6,083	218,596
LPP SA	2,402	4,482,184
Lubelski Wegiel Bogdanka SA	43,100	953,224
mBank SA	24,950	2,895,531
Netia SA	610,010	949,491
Orange Polska SA	2,094,345	5,262,958
Orange Polska SA GDR(3)	169,000	424,782
Orange Polska SA GDR(4)	76,100	191,277
Orbis SA	138,180	1,700,969
PGE Polska Grupa Energetyczna SA	2,045,800	11,239,761

Security	Shares	Value
PKP Cargo SA	5,094	$118,551
Polish Oil & Gas	2,342,566	3,394,806
Polski Koncern Naftowy Orlen SA	502,664	7,847,007
Powszechna Kasa Oszczednosci Bank Polski SA	968,082	8,664,741
Powszechny Zaklad Ubezpieczen SA	69,100	8,915,727
Tauron Polska Energia SA	2,765,200	3,214,072
TVN SA(1)	869,551	3,931,387

		$105,768,983

Qatar — 1.5%
Al Meera Consumer Goods Co.	16,300	$972,024
Barwa Real Estate Co.	248,543	3,069,952
Doha Bank, Ltd.	79,773	1,100,479
Ezdan Holding Group QSC	53,723	229,673
Gulf International Services QSC	220,225	5,795,048
Industries Qatar	209,777	7,995,609
Masraf Al Rayan	552,200	7,208,758
Ooredoo QSC	124,495	3,388,929
Qatar Electricity & Water Co. QSC	50,080	2,682,041
Qatar Gas Transport Co., Ltd.	550,956	3,382,471
Qatar Insurance Co.	60,875	1,325,751
Qatar International Islamic Bank	32,210	693,142
Qatar Islamic Bank	81,415	2,215,854
Qatar National Bank SAQ	136,786	7,268,245
Qatar National Cement Co. QSC	13,814	448,586
Qatar Navigation QSC	55,051	1,496,020
United Development Co.	206,448	1,190,786
Vodafone Qatar QSC	694,900	3,366,263

		$53,829,631

Romania — 0.7%
Antibiotice SA	1,843,129	$255,984
Banca Transilvania(1)	18,762,979	9,583,776
BRD-Group Societe Generale(1)	2,483,100	5,585,369
OMV Petrom SA	43,591,503	3,853,454
Societatea Nationala de Gaze Naturale ROMGAZ SA	467,300	3,985,361
Societatea Nationala Nuclearelectrica SA	322,130	571,939
Transelectrica SA	140,400	974,624
Transgaz SA Medias	25,455	1,679,169

		$26,489,676

Russia — 6.2%
Aeroflot - Russian Airlines OJSC	1,122,330	$644,265
AK Transneft OAO, PFC Shares	1,800	3,908,111
Alrosa AO	208,900	253,586
AvtoVAZ OAO(1)	2,100,000	424,077
CTC Media, Inc.	529,200	2,095,632
Evraz PLC	772,698	2,145,125
Federal Grid Co. Unified Energy System JSC	423,150,600	477,077
Gazprom NEFT OAO	77,000	209,295
Globaltrans Investment PLC GDR(3)	171,753	772,603
Inter RAO JSC(1)	2,804,262	53,128
Lenta, Ltd. GDR(1)(3)	51,893	401,275
LUKOIL OAO ADR	520,127	24,039,376
Magnit PJSC	97,648	19,079,780
Mail.ru Group, Ltd. GDR(1)(3)	255,272	5,041,090
Mechel ADR(1)	182,500	226,300
MegaFon OAO GDR(3)	199,215	3,170,339

Security	Shares	Value
MMC Norilsk Nickel ADR	872,917	$15,560,204
Mobile TeleSystems ADR	101,500	1,025,150
Mobile TeleSystems OJSC	2,615,003	11,073,598
Moscow Exchange (The)	354,340	413,341
Mosenergo OAO	17,771,962	219,578
NovaTek OAO GDR(3)	71,800	5,359,389
Novolipetsk Steel GDR(3)	155,602	2,080,542
OAO Gazprom ADR	5,790,306	27,256,574
OAO TMK GDR(3)	31,600	95,540
PhosAgro OAO GDR(3)	17,387	196,406
PIK Group	86,000	284,992
PIK Group GDR(3)	100,000	325,347
Polymetal International PLC	367,589	3,133,145
Polyus Gold International, Ltd.	106,687	296,567
QIWI PLC ADR	72,100	1,731,842
Rosneft Oil Co. GDR(3)	1,672,500	7,174,450
Rosseti JSC(1)	40,766,500	354,050
Rostelecom ADR	31,284	248,395
Rostelecom OJSC	445,428	595,843
RusHydro JSC	292,421,952	2,638,234
Sberbank of Russia	18,980,220	20,352,639
Sberbank of Russia ADR	488,350	2,140,419
Sberbank of Russia, PFC Shares	862,200	670,819
Severstal PAO GDR(3)	353,123	3,969,541
Sistema JSFC	5,094,100	1,548,366
Sistema JSFC GDR(3)	381,906	2,819,630
Surgutneftegas OAO ADR	875,000	5,366,984
Surgutneftegas OAO ADR, PFC Shares	277,600	2,091,716
Surgutneftegas OAO, PFC Shares	6,283,100	4,764,580
Tatneft ADR	220,918	6,553,776
Uralkali PJSC	476,780	1,265,548
Uralkali PJSC GDR(3)	272,538	3,629,446
VimpelCom, Ltd. ADR	908,130	4,758,601
VTB Bank OJSC GDR(3)	3,853,074	7,742,136
X5 Retail Group NV GDR(1)(3)	496,800	7,589,710
Yandex NV, Class A(1)	734,300	11,135,659

		$229,403,816

Slovenia — 0.7%
Cinkarna Celje DD	4,134	$840,472
Gorenje DD(1)	120,554	688,092
KRKA DD	159,882	10,534,136
Luka Koper	34,436	944,057
Petrol	16,282	4,856,019
Reinsurance Co. Sava, Ltd.	58,474	1,023,952
Telekom Slovenije DD	27,595	3,983,759
Zavarovalnica Triglav DD	64,022	1,912,679

		$24,783,166

South Africa — 6.3%
Adcock Ingram Holdings, Ltd.(1)	72,016	$308,691
AECI, Ltd.	90,300	894,387
African Bank Investments, Ltd.(1)(2)	959,888	0
African Oxygen, Ltd. (AFROX)	143,280	160,853
African Rainbow Minerals, Ltd.	76,200	619,756
Anglo American Platinum, Ltd.(1)	26,400	646,286
AngloGold Ashanti, Ltd.(1)	149,334	1,407,980
AngloGold Ashanti, Ltd. ADR(1)	79,199	739,719
Arcelormittal South Africa, Ltd.(1)	38,801	60,454

Security	Shares	Value
Aspen Pharmacare Holdings, Ltd.(1)	301,772	$9,534,929
Astral Foods, Ltd.	26,100	386,740
Aveng, Ltd.(1)	868,396	805,431
AVI, Ltd.	228,000	1,547,759
Barclays Africa Group, Ltd.	203,773	3,105,543
Barloworld, Ltd.	463,800	3,539,002
Bidvest Group, Ltd. (The)	455,103	12,310,557
Capital Property Fund(1)	795,525	918,303
Clicks Group, Ltd.	218,200	1,642,296
DataTec, Ltd.	305,900	1,512,847
Discovery Holdings, Ltd.	221,254	2,270,759
Exxaro Resources, Ltd.	149,700	1,236,099
FirstRand, Ltd.	1,633,485	7,509,192
Foschini Group, Ltd. (The)	104,323	1,551,067
Gold Fields, Ltd.	423,380	1,755,770
Grindrod, Ltd.	416,000	596,295
Group Five, Ltd.	115,500	239,613
Growthpoint Properties, Ltd.	942,500	2,225,334
Harmony Gold Mining Co., Ltd.(1)	172,400	297,699
Hosken Consolidated Investments, Ltd.	33,700	402,051
Hyprop Investments, Ltd.	65,400	636,224
Impala Platinum Holdings, Ltd.(1)	288,786	1,396,436
Imperial Holdings, Ltd.	130,900	2,075,363
Investec, Ltd.	156,600	1,295,921
JSE, Ltd.	45,700	464,532
Kumba Iron Ore, Ltd.	51,400	660,013
Lewis Group, Ltd.	39,800	253,466
Liberty Holdings, Ltd.	67,700	935,950
Life Healthcare Group Holdings, Ltd.	709,548	2,471,277
Massmart Holdings, Ltd.	48,804	601,988
Mediclinic International, Ltd.	288,426	2,895,719
MMI Holdings, Ltd.	554,133	1,500,027
Mondi, Ltd.	90,555	1,732,003
Montauk Holdings, Ltd.(1)	40,451	11,673
Mr. Price Group, Ltd.	188,400	4,029,520
MTN Group, Ltd.	2,099,580	35,392,911
Murray & Roberts Holdings, Ltd.	812,300	917,081
Nampak, Ltd.	518,300	1,736,350
Naspers, Ltd., Class N	153,976	23,618,514
Nedbank Group, Ltd.	141,600	2,773,306
Netcare, Ltd.	659,100	2,260,241
Northam Platinum, Ltd.(1)	260,700	985,438
Pick’n Pay Holdings, Ltd.	125,270	222,032
Pick’n Pay Stores, Ltd.	152,660	621,826
PPC, Ltd.	305,614	461,767
Redefine Properties, Ltd.	1,959,096	2,000,611
Remgro, Ltd.	299,505	6,554,217
Reunert, Ltd.	449,900	2,223,042
RMB Holdings, Ltd.	520,200	2,992,359
RMI Holdings	449,000	1,709,758
Sanlam, Ltd.	1,154,590	7,441,094
Santam, Ltd.	27,610	514,415
Sappi, Ltd.(1)	508,478	2,053,067
Sasol, Ltd.	387,936	13,098,110
Shoprite Holdings, Ltd.	419,647	5,673,687
Sibanye Gold, Ltd.	824,480	1,758,107
Spar Group, Ltd.	79,260	1,230,820
Standard Bank Group, Ltd.	784,949	10,847,140

Security	Shares	Value
Steinhoff International Holdings, Ltd.	1,020,600	$6,387,719
Sun International, Ltd.	33,860	350,984
Telkom SA SOC, Ltd.(1)	333,000	2,172,000
Tiger Brands, Ltd.	207,487	5,220,883
Tongaat-Hulett	25,322	281,183
Truworths International, Ltd.	299,341	2,172,800
Vodacom Group (Pty), Ltd.	444,200	4,851,936
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,031,950
Woolworths Holdings, Ltd.	355,542	2,520,694

		$231,261,566

South Korea — 6.5%
AMOREPACIFIC Corp.	1,513	$4,571,505
AMOREPACIFIC Group, Inc.	2,641	3,568,557
BS Financial Group, Inc.	73,284	1,002,179
Bukwang Pharmaceutical Co., Ltd.	25,494	605,795
Cell Biotech Co., Ltd.	7,242	428,844
Celltrion, Inc.(1)	66,538	4,179,626
Chabiotech Co., Ltd.(1)	115,772	1,601,328
Cheil Worldwide, Inc.(1)	38,050	824,301
CJ CheilJedang Corp.	3,500	1,191,394
CJ Corp.	9,583	1,518,491
CJ O Shopping Co., Ltd.	1,122	231,400
Coway Co., Ltd.	15,560	1,280,664
Daelim Industrial Co., Ltd.	6,870	399,021
Daesang Corp.	29,700	1,119,979
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	428,551
Daewoo Industrial Development Co., Ltd.(1)	3,501	3,897
Daewoo International Corp.	10,502	250,770
Daewoo Securities Co., Ltd.	86,759	1,008,759
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,080	505,345
DGB Financial Group Co., Ltd.	64,880	707,086
Dong-A ST Co., Ltd.	2,658	283,492
Dongbu Insurance Co., Ltd.	27,320	1,216,466
Dongkuk Steel Mill Co., Ltd.(1)	6,560	35,424
Doosan Corp.	4,600	482,420
Doosan Heavy Industries & Construction Co., Ltd.	18,350	467,024
Doosan Infracore Co., Ltd.(1)	22,060	236,122
E-Mart Co., Ltd.	8,311	1,742,094
GS Engineering & Construction Corp.(1)	37,833	1,027,106
GS Holdings Corp.	47,154	1,821,327
Hana Financial Group, Inc.	113,771	2,942,973
Hanjin Kal Corp.	8,977	288,907
Hanjin Shipping Co., Ltd.(1)	74,800	473,306
Hanjin Transportation Co., Ltd.	10,500	606,127
Hankook Tire Co., Ltd.	27,617	1,126,833
Hanmi Pharmaceutical Co., Ltd.(1)	5,109	1,039,738
Hanwha Chemical Corp.	65,820	863,285
Hanwha Corp.	27,900	911,443
Hite-Jinro Co., Ltd.	17,806	355,978
Hotel Shilla Co., Ltd.	12,750	1,123,015
Hyosung Corp.	18,800	1,466,102
Hyundai Department Store Co., Ltd.	5,600	750,732
Hyundai Development Co.	26,580	1,362,516
Hyundai Engineering & Construction Co., Ltd.	20,070	908,663
Hyundai Glovis Co., Ltd.	11,450	2,327,719
Hyundai Heavy Industries Co., Ltd.(1)	11,813	1,297,119
Hyundai Hysco Co., Ltd.	10,329	592,114
Hyundai Marine & Fire Insurance Co., Ltd.	34,950	781,399

Security	Shares	Value
Hyundai Merchant Marine Co., Ltd.(1)	46,400	$377,753
Hyundai Mipo Dockyard Co., Ltd.(1)	2,620	179,633
Hyundai Mobis Co., Ltd.	17,000	3,765,592
Hyundai Motor Co.	37,690	5,707,835
Hyundai Motor Co., Second PFC Shares	12,900	1,322,185
Hyundai Securities Co., Ltd.	48,800	371,218
Hyundai Steel Co.	40,756	2,675,175
Hyundai Wia Corp.	6,700	853,232
InBody Co., Ltd.	11,574	344,164
Industrial Bank of Korea	71,500	858,256
Kangwon Land, Inc.	36,658	1,143,204
KB Financial Group, Inc.	123,629	4,363,955
KB Financial Group, Inc. ADR(1)	48,488	1,703,868
KCC Corp.	1,710	870,964
Kia Motors Corp.	66,000	2,682,102
KIWOOM Securities Co., Ltd.	8,011	508,686
Korea Electric Power Corp.	240,800	9,923,293
Korea Express Co., Ltd.(1)	4,378	769,315
Korea Gas Corp.	15,047	548,189
Korea Investment Holdings Co., Ltd.	15,600	882,394
Korea Zinc Co., Ltd.	7,500	2,867,787
Korean Air Lines Co., Ltd.(1)	18,577	811,742
Korean Reinsurance Co.	52,474	482,018
KT Corp.(1)	87,949	2,299,954
KT&G Corp.	49,980	3,996,205
Kumho Petrochemical Co., Ltd.	11,100	784,171
Kwangju Bank(1)	10,473	77,754
Kyongnam Bank(1)	16,004	134,954
LG Chem, Ltd.	23,604	4,791,423
LG Corp.	31,873	1,759,143
LG Display Co., Ltd.	55,400	1,567,815
LG Electronics, Inc.	28,896	1,531,593
LG Hausys, Ltd.	4,611	716,046
LG Household & Health Care, Ltd.	5,000	3,789,037
LG Life Sciences, Ltd.(1)	28,600	1,404,523
LG Uplus Corp.	278,220	2,756,276
LIG Insurance Co., Ltd.	23,590	484,234
Lotte Chemical Corp.	10,200	1,863,642
Lotte Shopping Co., Ltd.	4,500	962,046
LS Corp.	7,030	328,796
LS Industrial Systems Co., Ltd.	4,500	258,538
Macrogen, Inc.(1)	13,950	467,062
Medy-Tox, Inc.	2,755	814,311
Mirae Asset Securities Co., Ltd.	15,508	729,896
Namhae Chemical Corp.	32,500	266,695
Naturalendo Tech Co., Ltd.(1)	17,780	1,142,499
Naver Corp.	7,779	4,693,095
NCsoft Corp.	5,300	865,430
NH Investment & Securities Co., Ltd.	65,922	852,394
NHN Entertainment Corp.(1)	3,578	229,806
Nong Shim Co., Ltd.	1,100	241,266
OCI Co., Ltd.	11,420	1,061,340
ORION Corp.	1,200	1,251,559
Osstem Implant Co., Ltd.(1)	12,166	511,480
POSCO	40,700	8,895,716
S-Oil Corp.	24,372	1,409,635
S1 Corp.	10,130	765,362
Samsung C&T Corp.	35,130	1,878,063

Security	Shares	Value
Samsung Card Co., Ltd.	22,360	$826,417
Samsung Electro-Mechanics Co., Ltd.	16,480	1,140,769
Samsung Electronics Co., Ltd.	29,330	38,033,772
Samsung Electronics Co., Ltd., PFC Shares	620	615,633
Samsung Engineering Co., Ltd.(1)	7,400	256,354
Samsung Fine Chemicals Co., Ltd.	10,800	403,051
Samsung Fire & Marine Insurance Co., Ltd.	19,274	4,644,012
Samsung Heavy Industries Co., Ltd.	51,300	833,018
Samsung Life Insurance Co., Ltd.	47,800	4,159,559
Samsung SDI Co., Ltd.	23,176	2,846,416
Samsung Securities Co., Ltd.	30,712	1,436,291
Samsung Techwin Co., Ltd.(1)	11,085	236,094
Seegene, Inc.(1)	19,291	649,913
Shinhan Financial Group Co., Ltd.	210,862	7,922,043
Shinsegae Co., Ltd.	3,270	495,909
SK Chemicals Co., Ltd.	12,100	692,400
SK Holdings Co., Ltd.	8,641	1,322,190
SK Hynix, Inc.	129,670	5,296,582
SK Innovation Co., Ltd.(1)	30,371	2,605,345
SK Networks Co., Ltd.	40,500	297,240
SK Telecom Co., Ltd.	34,020	8,371,180
SK Telecom Co., Ltd. ADR	25,326	689,120
ViroMed Co., Ltd.(1)	15,747	1,026,330
Woori Bank	138,021	1,164,702
Yuhan Corp.	6,770	1,140,763
Zyle Motor Sales Corp.(1)	4,895	6,398

		$238,662,756

Sri Lanka — 0.7%
Access Engineering PLC	2,960,807	$426,266
Aitken Spence PLC	867,213	647,262
Ceylon Tobacco Co. PLC	45,991	344,828
Chevron Lubricants Lanka PLC	689,307	2,032,177
Commercial Bank of Ceylon PLC	3,038,689	3,784,257
DFCC Bank	648,984	988,119
Dialog Axiata PLC	15,786,381	1,253,639
Distilleries Co. of Sri Lanka PLC	1,514,334	2,734,618
Hatton National Bank PLC	1,477,546	2,460,849
John Keells Holdings PLC	5,645,104	8,429,581
National Development Bank PLC	873,545	1,629,144
Nations Trust Bank PLC	934,186	701,911
Sampath Bank PLC	830,956	1,574,339

		$27,006,990

Taiwan — 6.3%
Acer, Inc.(1)	948,490	$611,042
Advanced Semiconductor Engineering, Inc.	1,929,281	2,612,504
Advantech Co., Ltd.	205,428	1,562,089
Altek Corp.(1)	206,437	241,802
Ambassador Hotel	221,000	194,703
AmTRAN Technology Co., Ltd.	376,765	208,268
Asia Cement Corp.	1,183,967	1,487,577
Asia Optical Co., Inc.(1)	187,913	263,309
Asustek Computer, Inc.	216,174	2,173,195
AU Optronics Corp.	3,013,925	1,512,279
AU Optronics Corp. ADR	33,754	169,108
Capital Securities Corp.	605,143	198,005
Catcher Technology Co., Ltd.	215,100	2,249,561
Cathay Financial Holding Co., Ltd.	3,794,019	6,045,052

Security	Shares	Value
Cathay Real Estate Development Co., Ltd.	660,000	$382,373
Chang Hwa Commercial Bank, Ltd.	1,742,598	1,006,687
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	4,088,798
Cheng Uei Precision Industry Co., Ltd.	149,516	276,942
Chicony Electronics Co., Ltd.	158,134	442,459
China Airlines, Ltd.(1)	940,963	482,693
China Development Financial Holding Corp.	6,528,106	2,260,032
China Life Insurance Co., Ltd.	1,289,921	1,123,770
China Motor Corp.	1,026,930	888,673
China Petrochemical Development Corp.(1)	1,522,857	536,896
China Steel Corp.	6,433,886	5,341,098
Chipbond Technology Corp.	240,000	505,914
Chong Hong Construction Co., Ltd.	157,868	319,571
Chunghwa Telecom Co., Ltd.	2,476,909	7,915,960
Clevo Co.	206,579	320,756
CMC Magnetics Corp.(1)	1,370,000	183,279
Compal Electronics, Inc.	1,488,557	1,236,622
Coretronic Corp.(1)	211,734	324,708
CTBC Financial Holding Co., Ltd.	6,082,079	4,037,085
D-Link Corp.	366,781	197,719
Delta Electronics, Inc.	566,603	3,570,413
E.Sun Financial Holding Co., Ltd.	2,670,513	1,632,842
Elan Microelectronics Corp.	142,410	242,752
Epistar Corp.	321,439	516,770
Eternal Materials Co., Ltd.	320,232	342,839
EVA Airways Corp.(1)	1,684,216	1,235,080
Evergreen Marine Corp.(1)	1,159,717	861,283
Everlight Chemical Industrial Corp.	343,814	325,144
Everlight Electronics Co., Ltd.	103,212	233,763
Far Eastern Department Stores, Ltd.	1,496,944	1,263,758
Far Eastern International Bank	943,095	328,660
Far Eastern New Century Corp.	2,028,739	2,091,200
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,893,401
Faraday Technology Corp.	437,215	633,438
Feng Hsin Iron & Steel Co., Ltd.	172,000	215,632
FIH Mobile, Ltd.(1)	1,168,000	618,938
First Financial Holding Co., Ltd.	3,125,415	1,856,000
Formosa Chemicals & Fibre Corp.	1,780,214	4,076,159
Formosa International Hotels Corp.	37,022	390,623
Formosa Petrochemical Corp.	985,153	2,155,703
Formosa Plastics Corp.	2,620,853	6,349,615
Formosa Taffeta Co., Ltd.	545,000	573,255
Formosan Rubber Group, Inc.	450,000	456,252
Foxconn Technology Co., Ltd.	333,518	894,237
Fubon Financial Holding Co., Ltd.	2,872,833	5,149,671
Giant Manufacturing Co., Ltd.	228,093	2,200,427
Gintech Energy Corp.(1)	266,294	183,553
Goldsun Development & Construction Co., Ltd.(1)	617,053	208,120
Great Wall Enterprise Co., Ltd.	321,362	269,411
HannStar Display Corp.	1,033,317	225,830
Highwealth Construction Corp.	250,428	590,642
Hiwin Technologies Corp.	176,000	1,299,446
Hon Hai Precision Industry Co., Ltd.	3,692,326	10,807,954
Hotai Motor Co., Ltd.	98,000	1,512,054
HTC Corp.(1)	246,311	1,096,285
Hua Nan Financial Holdings Co., Ltd.	2,516,424	1,437,662
Huaku Development Co., Ltd.	187,010	381,613
Innolux Corp.	2,855,987	1,422,919

Security	Shares	Value
Inotera Memories, Inc.(1)	2,102,619	$2,790,894
Inventec Corp.	1,330,753	961,045
King Yuan Electronics Co., Ltd.	711,274	645,178
Kinsus Interconnect Technology Corp.	166,280	532,575
Largan Precision Co., Ltd.	45,042	3,872,167
LCY Chemical Corp.	253,644	134,985
Lite-On Technology Corp.	744,056	962,519
Macronix International Corp., Ltd.(1)	1,015,868	247,025
MediaTek, Inc.	378,371	5,110,185
Mega Financial Holding Co., Ltd.	4,503,610	3,730,572
Merida Industry Co., Ltd.	435,907	3,422,155
Mitac International Corp.	313,036	242,710
Nan Kang Rubber Tire Co., Ltd.	889,819	870,169
Nan Ya Plastics Corp.	3,006,303	6,666,833
Nanya Technology Corp.(1)	281,593	707,869
Novatek Microelectronics Corp., Ltd.	263,479	1,359,797
Oriental Union Chemical Corp.	453,200	399,408
Pegatron Corp.	553,486	1,493,329
Phison Electronics Corp.	43,692	362,054
Pou Chen Corp.	2,168,764	3,030,404
Powertech Technology, Inc.(1)	366,725	630,228
President Chain Store Corp.	619,120	4,653,391
Quanta Computer, Inc.	905,065	2,184,517
Radiant Opto-Electronics Corp.	206,350	640,797
Radium Life Tech Co., Ltd.(1)	335,361	173,239
Realtek Semiconductor Corp.	165,542	527,262
RichTek Technology Corp.	87,497	478,391
Ruentex Development Co., Ltd.	338,533	518,905
Ruentex Industries, Ltd.	1,161,953	2,542,552
Sanyang Motor Co., Ltd.(1)	1,509,000	1,261,560
Shin Kong Financial Holding Co., Ltd.	3,142,083	892,494
Shin Kong Synthetic Fibers Corp.	965,996	331,373
Siliconware Precision Industries Co., Ltd.	613,260	1,016,092
Siliconware Precision Industries Co., Ltd. ADR	74,607	610,285
Simplo Technology Co., Ltd.	123,820	622,383
Sino-American Silicon Products, Inc.(1)	183,259	276,655
SinoPac Financial Holdings Co., Ltd.	3,714,894	1,548,503
Solar Applied Materials Technology Corp.	329,817	278,186
Synnex Technology International Corp.	651,960	879,818
Tainan Spinning Co., Ltd.	1,430,703	742,283
Taishin Financial Holdings Co., Ltd.	3,522,983	1,495,111
Taiwan Business Bank(1)	1,726,829	523,758
Taiwan Cement Corp.	1,724,118	2,426,544
Taiwan Cooperative Financial Holding Co., Ltd.	2,201,789	1,114,210
Taiwan Fertilizer Co., Ltd.	436,000	755,476
Taiwan Glass Industry Corp.	252,874	182,059
Taiwan Life Insurance Co., Ltd.(1)	383,464	318,878
Taiwan Mobile Co., Ltd.	1,170,052	4,090,674
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	28,470,363
Taiwan Tea Corp.	661,346	361,000
Tatung Co., Ltd.(1)	1,214,645	326,741
Teco Electric & Machinery Co., Ltd.	1,226,000	1,165,176
Tong Yang Industry Co., Ltd.	379,826	443,621
TPK Holding Co., Ltd.	83,515	582,388
Transcend Information, Inc.	63,886	226,190
Tripod Technology Corp.	152,979	307,683
TSRC Corp.	381,087	407,029
TTY Biopharm Co., Ltd.	307,255	628,773

Security	Shares	Value
Tung Ho Steel Enterprise Corp.	293,385	$221,842
U-Ming Marine Transport Corp.	202,000	298,387
Uni-President Enterprises Corp.	3,707,333	6,195,626
Unimicron Technology Corp.	527,171	340,898
United Microelectronics Corp.	3,348,361	1,659,024
United Microelectronics Corp. ADR	93,397	227,889
Vanguard International Semiconductor Corp.	784,175	1,331,114
Walsin Lihwa Corp.(1)	1,085,980	334,032
Wan Hai Lines, Ltd.	606,375	747,520
Waterland Financial Holdings	1,533,437	423,787
Wintek Corp.(1)(2)	706,482	0
Wistron Corp.	881,587	748,033
WPG Holdings Co., Ltd.	548,136	705,293
Yageo Corp.	212,433	437,722
Yang Ming Marine Transport(1)	1,116,288	641,579
YFY, Inc.	1,451,414	583,454
Yieh Phui Enterprise	974,984	294,578
Yuanta Financial Holding Co., Ltd.	4,734,547	2,380,154
Yulon Motor Co., Ltd.	1,212,420	1,654,328

		$233,345,594

Thailand — 3.0%
Advanced Info Service PCL(6)	809,800	$5,885,070
Airports of Thailand PCL(6)	461,100	3,962,580
AP Thailand PCL(6)	4,609,660	1,019,923
Bangkok Bank PCL(6)	198,400	1,130,616
Bangkok Dusit Medical Services PCL(6)	8,414,000	5,087,873
Bangkok Expressway PCL(6)	895,900	1,072,759
Banpu PCL(6)	1,358,000	1,230,120
BEC World PCL(6)	1,693,300	2,132,893
Berli Jucker PCL(6)	1,258,600	1,420,099
Big C Supercenter PCL(6)	113,000	798,029
Bumrungrad Hospital PCL(6)	712,200	3,324,495
Cal-Comp Electronics (Thailand) PCL(6)	1,872,000	235,055
Central Pattana PCL(6)	1,057,700	1,387,992
Charoen Pokphand Foods PCL(6)	3,885,900	2,685,932
CP ALL PCL(6)	3,272,600	4,121,671
Delta Electronics (Thailand) PCL(6)	1,516,370	3,505,643
Electricity Generating PCL(6)	382,000	1,777,836
G Steel PCL(1)(6)	23,786,500	80,736
Glow Energy PCL(6)	803,700	2,116,877
Hana Microelectronics PCL(6)	1,416,900	1,917,863
Home Product Center PCL(6)	1,467,900	367,482
Indorama Ventures PCL(6)	1,721,800	1,374,758
Intouch Holdings PCL(6)	1,520,200	3,606,712
IRPC PCL(6)	9,870,200	1,302,985
Italian-Thai Development PCL(1)(6)	12,830,980	2,816,929
Kasikornbank PCL(6)	364,900	2,578,872
Kiatnakin Bank PCL(6)	747,800	896,261
Krung Thai Bank PCL(6)	1,610,225	1,128,046
Land & Houses PCL(6)	4,338,700	1,298,533
Major Cineplex Group PCL(6)	1,728,400	1,738,586
Minor International PCL(6)	2,890,691	3,105,755
Precious Shipping PCL(6)	622,500	273,272
PTT Exploration & Production PCL(6)	1,286,216	4,306,904
PTT Global Chemical PCL(6)	1,519,650	2,439,416
PTT PCL(6)	754,500	7,484,514
Quality House PCL(6)	7,818,500	906,832
Ratchaburi Electricity Generating Holding PCL(6)	578,300	1,088,026

Security	Shares	Value
Sahaviriya Steel Industries PCL(1)(6)	18,478,460	$119,242
Siam Cement PCL(6)	285,200	4,470,034
Siam City Cement PCL(6)	64,900	761,408
Siam Commercial Bank PCL(6)	439,500	2,403,694
Sino Thai Engineering & Construction PCL(6)	3,940,800	2,577,981
Thai Airways International PCL(1)(6)	1,290,500	427,937
Thai Beverage PCL	7,336,000	4,084,335
Thai Oil PCL(6)	812,500	1,296,798
Thai Union Frozen Products PCL(6)	4,141,992	2,555,879
Thanachart Capital PCL(6)	1,051,500	1,122,777
Thoresen Thai Agencies PCL(6)	2,257,887	922,377
TMB Bank PCL(6)	17,390,200	1,591,688
Total Access Communication PCL(6)	790,500	1,987,027
Toyo-Thai Corp. PCL(6)	254,300	206,783
TPI Polene PCL(6)	19,506,000	1,712,616
True Corp. PCL(1)(6)	7,733,381	2,963,134
TTW PCL(6)	4,040,000	1,414,876

		$112,226,531

Turkey — 2.6%
Akbank TAS	1,569,418	$4,603,927
Akcansa Cimento AS	90,700	609,606
Akenerji Elektrik Uretim AS(1)	524,095	201,160
Aksa Akrilik Kimya Sanayii AS	228,054	849,261
Alarko Holding AS	207,704	296,862
Anadolu Anonim Turk Sigorta Sirketi	368,571	185,639
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	284,148	2,370,023
Arcelik AS	627,359	3,614,173
Asya Katilim Bankasi AS(1)	621,338	149,075
Aygaz AS	177,606	647,714
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	197,101
BIM Birlesik Magazalar AS	318,192	5,637,281
Cimsa Cimento Sanayi ve Ticaret AS	116,200	682,947
Coca-Cola Icecek AS	112,100	1,893,001
Dogan Sirketler Grubu Holding AS(1)	2,165,468	506,822
Dogus Otomotiv Servis ve Ticaret AS	140,556	741,390
Eczacibasi Ilac Sanayi ve Ticaret AS	588,300	558,157
Enka Insaat ve Sanayi AS	1,500,818	2,999,123
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	6,587,471
Ford Otomotiv Sanayi AS	72,303	931,295
Gubre Fabrikalari TAS	386,800	950,935
Haci Omer Sabanci Holding AS	1,118,249	3,943,734
Ihlas Holding AS(1)	3,341,600	347,427
Is Gayrimenkul Yatirim Ortakligi AS	464,030	289,947
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	3,600,406	2,324,715
KOC Holding AS	1,097,419	4,991,762
Koza Altin Isletmeleri AS	122,800	1,328,677
Net Holding AS(1)	282,129	418,445
Petkim Petrokimya Holding AS	1,192,041	1,583,774
Sekerbank TAS(1)	673,641	432,713
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	243,850
TAV Havalimanlari Holding AS	212,009	1,771,309
Tekfen Holding AS(1)	409,091	737,922
Tofas Turk Otomobil Fabrikasi AS	172,700	1,044,606
Trakya Cam Sanayii AS	534,909	606,305
Tupras-Turkiye Petrol Rafinerileri AS	290,241	6,876,279
Turcas Petrolculuk AS	350,729	280,028
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	748,507	2,469,200
Turk Sise ve Cam Fabrikalari AS	1,425,171	1,757,702

Security	Shares	Value
Turk Telekomunikasyon AS	1,057,800	$2,804,447
Turkcell Iletisim Hizmetleri AS(1)	1,358,794	6,969,362
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	501,577
Turkiye Garanti Bankasi AS	1,812,125	5,909,497
Turkiye Halk Bankasi AS	536,500	2,641,962
Turkiye Is Bankasi	1,244,619	2,801,090
Turkiye Sinai Kalkinma Bankasi AS	1,258,085	960,983
Turkiye Vakiflar Bankasi TAO	1,021,671	1,667,438
Ulker Gida Sanayi ve Ticaret AS	204,629	1,532,472
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,267,338
Yapi ve Kredi Bankasi AS	827,536	1,268,433
Yazicilar Holding AS	107,100	888,781

		$95,874,738

Ukraine — 0.2%
Astarta Holding NV(1)	105,037	$587,438
Avangardco Investments Public, Ltd. GDR(3)	56,788	156,188
Ferrexpo PLC	2,134,232	2,002,039
MHP SA GDR(3)	328,719	3,100,363

		$5,846,028

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank (PJSC)	2,035,444	$3,577,538
Abu Dhabi National Hotels	832,200	589,762
Agthia Group (PJSC)	623,000	1,206,430
Air Arabia (PJSC)	6,041,100	2,328,833
Ajman Bank (PJSC)(1)	602,800	348,573
Al Waha Capital PJSC	1,401,285	1,088,518
Aldar Properties PJSC	3,816,500	2,454,282
Arabtec Holding (PJSC)(1)	7,077,243	4,365,589
Dana Gas(1)	3,612,782	392,212
DP World, Ltd.	416,236	8,982,929
Dubai Financial Market	1,713,500	699,189
Dubai Investments (PJSC)	1,239,239	804,539
Dubai Islamic Bank (PJSC)	1,037,500	1,745,353
Emaar Properties (PJSC)	3,506,022	6,273,592
First Gulf Bank (PJSC)	1,231,388	4,890,549
National Bank of Abu Dhabi (PJSC)	1,606,429	5,201,262
National Bank of Ras Al-Khaimah PSC (The)	62,608	137,020
National Central Cooling Co. (Tabreed)	1,050,547	307,513
Ras Al Khaimah Properties (PJSC)	1,262,100	219,716
Ras Al Khaimah White Cement	718,410	257,171
Union National Bank PJSC	1,180,087	1,812,588

		$47,683,158

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC	1,013,311	$1,648,382
Bao Viet Holdings	371,340	589,037
Danang Rubber JSC	323,830	910,667
Development Investment Construction Corp.(1)	505,325	281,647
FPT Corp.	2	4
Gemadept Corp.	648,433	818,009
HAGL JSC(1)	1,153,680	1,096,756
Hoa Phat Group JSC	972,670	1,989,458
Kim Long Securities Corp.	1,311,300	595,589
Kinh Bac City Development Share Holding Corp.(1)	590,200	438,309
Kinh Do Corp.	387,216	808,735
Masan Group Corp.(1)	456,400	1,628,919
PetroVietnam Construction JSC(1)	870,460	182,154

Security	Shares		Value
PetroVietnam Drilling and Well Services JSC		651,398	$1,350,607
PetroVietnam Fertilizer & Chemical JSC		342,540	463,824
PetroVietnam Gas JSC		69,600	212,813
Pha Lai Thermal Power JSC		754,210	801,772
Refrigeration Electrical Engineering Corp.		211,990	258,459
Song Da Urban & Industrial Zone Investment and Development JSC(1)		339,950	367,880
Tan Tao Investment and Industry Corp.(1)		1,048,757	335,063
Vietnam Construction and Import-Export JSC		459,600	266,543
Vietnam Dairy Products JSC		448,250	2,204,047
Vietnam Joint Stock Commercial Bank for Industry and Trade		1,081,023	868,070
Vingroup JSC		1,382,444	3,012,100
Vinh Son - Song Hinh Hydropower JSC		750,120	463,192

			$21,592,036

Total Common Stocks (identified cost $3,197,661,727)			$3,631,012,286

Convertible Bonds — 0.0%

Security	Principal Amount (000’s omitted)		Value
Oman — 0.0%
Bank Muscat SAOG, 3.50%, 3/19/18	OMR	402	$0

Total Convertible Bonds (identified cost $0)			$0

Corporate Bonds — 0.0%(5)

Security	Principal Amount (000’s omitted)		Value
India — 0.0%(5)
NTPC, Ltd., 8.49%, 3/25/25	INR	26,254	$427,234

Total Corporate Bonds (identified cost $0)			$427,234

Equity-Linked Securities(4)(7) — 0.7%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.7%
Abdullah Al Othaim Markets	7/31/17	14,400	$405,950
Al Rajhi Bank	1/22/18	126,533	1,939,549
Al Tayyar	7/2/15	43,582	1,170,499
Alinma Bank	1/22/18	182,900	1,075,105
Almarai Co.	7/31/17	42,670	986,782
Arab National Bank	5/11/15	96,000	822,778
Bank Albilad	3/5/18	25,700	314,468
Banque Saudi Fransi	1/22/18	65,833	580,897
Company for Cooperative Insurance (The)	5/11/15	21,600	501,679
Dar Al Arkan Real Estate Development	8/10/15	70,500	160,691
Etihad Etisalat Co.	11/20/17	119,020	1,208,850
Fawaz Abdulaziz Alhokair Co.	3/20/17	53,700	1,374,280
Fitaihi Holding Group	9/24/15	57,200	371,302
Jarir Marketing Co.	5/4/15	17,100	1,001,739

Security	Maturity Date	Shares	Value
Mobile Telecommunications Co.	5/4/15	47,949	$137,729
National Industrialization Co.	5/4/15	117,783	729,236
Rabigh Refining and Petrochemicals Co.	5/4/15	55,300	314,740
Rabigh Refining and Petrochemicals Co.	7/24/17	28,700	162,964
Riyad Bank	11/20/17	137,000	613,568
Sahara Petrochemical Co.	9/21/15	101,700	409,383
Samba Financial Group	6/29/17	89,776	615,082
Saudi Airlines Catering Co.	8/3/15	14,700	669,144
Saudi Arabian Fertilizer Co.	5/11/15	19,466	774,500
Saudi Arabian Mining Co.	5/11/15	45,000	454,653
Saudi Basic Industries Corp.	1/22/18	91,400	1,949,242
Saudi British Bank	1/22/18	95,300	815,511
Saudi Cable Co.	8/10/15	56,000	150,783
Saudi Cement Co.	8/10/15	20,250	484,495
Saudi Ceramic Co.	3/5/18	9,000	247,721
Saudi Chemical Co.	5/1/15	11,900	220,476
Saudi Electricity Co.	1/22/18	167,000	776,851
Saudi Industrial Investment Group	10/9/17	49,800	307,998
Saudi International Petrochemicals Co.	1/22/18	67,870	515,649
Saudi Kayan Petrochemical Co.	1/22/18	145,500	416,959
Saudi Pharmaceutical Industries and Medical Appliance Corp.	9/24/15	50,599	538,201
Saudi Telecom Co.	5/11/15	86,900	1,453,663
Savola Group	2/6/17	93,100	1,693,880
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	278,277
Yanbu National Petrochemical Co.	7/31/17	29,100	328,152

Total Equity-Linked Securities (identified cost $25,092,609)			$26,973,426

Investment Funds — 0.2%

Security		Shares	Value
Vietnam Enterprise Investments, Ltd.(1)		2,610,433	$7,100,378

Total Investment Funds (identified cost $7,133,855)			$7,100,378

Rights(1) — 0.0%(5)

Security		Shares	Value
Ghabbour Auto, Exp. 4/30/15		2,453,329	$1,424,400
GMR Infrastructure, Ltd., Exp. 4/8/15		255,471	6,736
GT Capital Holdings, Inc., Exp. 4/8/15		54,000	0
KNM Group Bhd, Exp. 4/13/15		639,615	25,906
Thoresen Thai Agencies PCL, Exp. 4/3/15		43,588	0

Total Rights (identified cost $1,535,535)			$1,457,042

Warrants(1) — 0.0%

Security		Shares	Value
Thoresen Thai Agencies PCL, Exp. 2/28/19, Strike THB 18.50		215,036	$0

Total Warrants (identified cost $0)			$0

Short-Term Investments — 0.1%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/15	$4,178	$4,178,442

Total Short-Term Investments (identified cost $4,178,442)		$4,178,442

Total Investments — 99.7% (identified cost $3,235,602,168)		$3,671,148,808

Other Assets, Less Liabilities — 0.3%		$9,523,657

Net Assets — 100.0%		$3,680,672,465

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

OMR	-	Omani Rial

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2015, the aggregate value of these securities is $77,999,292 or 2.1% of the Fund’s net assets.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $29,751,556 or 0.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	11.2%	$413,331,120
Hong Kong Dollar	8.7	321,582,694

Currency	Percentage of Net Assets	Value
South Korean Won	6.4%	$236,269,768
New Taiwan Dollar	6.3	231,719,374
South African Rand	6.3	230,521,847
Indian Rupee	6.0	221,224,845
Mexican Peso	5.9	216,929,015
Brazilian Real	5.0	183,432,986
Indonesian Rupiah	3.3	120,134,747
Philippine Peso	3.0	112,360,710
Thai Baht	2.9	108,142,196
Polish Zloty	2.9	105,740,362
Malaysian Ringgit	2.8	103,041,615
New Turkish Lira	2.6	95,373,161
Chilean Peso	2.3	85,247,652
Euro	2.1	77,383,243
Russian Ruble	1.9	69,230,907
Kuwaiti Dinar	1.8	65,412,958
Egyptian Pound	1.5	56,704,595
Qatari Riyal	1.5	53,829,631
United Arab Emirates Dirham	1.3	46,350,859
Colombian Peso	1.2	44,047,728
Hungarian Forint	1.2	43,993,726
Czech Koruna	1.1	42,430,522
Other currency, less than 1% each	10.5	386,712,547

Total Investments	99.7%	$3,671,148,808

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	24.7%	$910,794,060
Telecommunication Services	10.5	385,823,924
Materials	9.8	359,057,464
Energy	9.6	353,548,292
Industrials	9.5	351,188,980
Consumer Staples	9.4	344,746,564
Consumer Discretionary	8.6	318,192,477
Information Technology	8.3	304,811,523
Utilities	5.4	200,425,596
Health Care	3.6	130,853,874
Investment Funds	0.2	7,100,378
Other	0.1	4,605,676

Total Investments	99.7%	$3,671,148,808

The Fund did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,272,378,518

Gross unrealized appreciation	$924,387,766
Gross unrealized depreciation	(525,617,476)

Net unrealized appreciation	$398,770,290

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$39,464,033	$1,586,950,343		$3,553,823	$1,629,968,199
Emerging Europe	38,026,724	627,308,854		0	665,335,578
Latin America	684,370,337	—		—	684,370,337
Middle East/Africa	2,146,858	648,896,167		295,147	651,338,172
Total Common Stocks	$764,007,952	$2,863,155,364	**	$3,848,970	$3,631,012,286
Convertible Bonds	$—	$0		$—	$0
Corporate Bonds	—	427,234		—	427,234
Equity-Linked Securities	—	26,973,426		—	26,973,426
Investment Funds	—	7,100,378		—	7,100,378
Rights	1,457,042	—		—	1,457,042
Warrants	0	—		—	0
Short-Term Investments	—	4,178,442		—	4,178,442
Total Investments	$765,464,994	$2,901,834,844		$3,848,970	$3,671,148,808

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2015 is not presented.

At March 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015